UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 684-8000

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2010 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2010

	Number of Shares	Value
Investments — 103.1% of net assets

Common Stocks — 39.0%

US Common Stocks — 17.3%

Aerospace & Defense — 0.1%
AAR Corp. (a)	100,000	$1,866,000
General Dynamics Corp.	2,900	182,149
L-3 Communications Holdings, Inc.	3,300	238,491
Lockheed Martin Corp.	6,700	477,576
Northrop Grumman Corp.	16,757	1,015,977
Raytheon Co.	35,262	1,611,826
		5,392,019
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	14,229	657,807
FedEx Corp.	103,400	8,840,700
United Parcel Service, Inc. (UPS), Class B	50,300	3,354,507
		12,853,014

Airlines — 0.2%
AMR Corp. (a)	283,429	1,777,100
Delta Air Lines, Inc. (a)	248,108	2,887,977
US Airways Group, Inc. (a)	149,725	1,384,956
		6,050,033

Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a) (b)	690,543	—
Ford Motor Co. (a)	35,300	432,072
		432,072

Beverages — 0.1%
Coca-Cola Co. (The)	6,100	356,972
Constellation Brands, Inc., Class A (a)	193,100	3,415,939
		3,772,911

Biotechnology — 0.0%
Amgen, Inc. (a)	11,400	628,254
Biogen Idec, Inc. (a)	8,600	482,632
Gilead Sciences, Inc. (a)	9,200	327,612
		1,438,498

Capital Markets — 0.2%
Ameriprise Financial, Inc.	13,363	632,471
Franklin Resources, Inc.	5,100	545,190
Legg Mason, Inc.	123,638	3,747,468
T. Rowe Price Group, Inc.	10,000	500,650
W.P. Carey & Co. LLC	100,100	2,897,895
		8,323,674

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Chemicals — 0.3%
International Flavors & Fragrances, Inc.	47,000	$2,280,440
Monsanto Co.	28,938	1,386,999
Nalco Holding Co.	126,500	3,189,065
Scotts Miracle-Gro Co. (The), Class A	37,614	1,945,772
Sherwin-Williams Co. (The)	4,572	343,540
		9,145,816

Commercial Banks — 0.2%
CIT Group, Inc. (a)	4,194	171,199
PNC Financial Services Group, Inc.	3,500	181,685
Preferred Bank/Los Angeles CA (a)	91,765	151,412
Wells Fargo & Co.	248,533	6,245,635
		6,749,931

Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	145,500	1,834,755
Pitney Bowes, Inc.	8,200	175,316
Viad Corp.	91,650	1,772,511
		3,782,582

Communications Equipment — 0.0%
Cisco Systems, Inc. (a)	8,500	186,150

Computers & Peripherals — 0.4%
Apple, Inc. (a)	1,000	283,750
Dell, Inc. (a)	576,890	7,476,494
Hewlett-Packard Co.	79,609	3,349,151
QLogic Corp. (a)	100,000	1,764,000
SanDisk Corp. (a)	4,100	150,265
		13,023,660

Construction & Engineering — 0.0%
KBR, Inc.	70,000	1,724,800

Consumer Finance — 0.1%
American Express Co.	32,190	1,352,946
Capital One Financial Corp.	12,600	498,330
		1,851,276

Distributors — 0.1%
Genuine Parts Co.	100,400	4,476,836

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	7,500	385,125
DeVry, Inc.	30,400	1,495,984
ITT Educational Services, Inc. (a)	20,000	1,405,400
K12, Inc. (a)	32,104	931,979

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Sotheby's	63,832	$2,350,294
		6,568,782

Diversified Financial Services — 0.2%
Bank of America Corp.	473,366	6,205,828
Citigroup, Inc. (a)	32,812	127,967
CME Group, Inc.	1,500	390,675
JPMorgan Chase & Co.	24,997	951,636
Moody's Corp.	35,157	878,222
NYSE Euronext	7,700	219,989
		8,774,317

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	179,100	5,122,260
Cincinnati Bell, Inc. (a)	368,667	984,341
FairPoint Communications, Inc. (a)	2,195	77
General Communications, Inc., Class A (a)	292,615	2,917,371
Level 3 Communications, Inc. (a)	661,226	619,767
Verizon Communications, Inc.	126,800	4,132,412
		13,776,228

Electric Utilities — 0.2%
Edison International	111,200	3,824,168
Entergy Corp.	4,700	359,691
Exelon Corp.	4,300	183,094
NV Energy, Inc.	238,600	3,137,590
		7,504,543

Electrical Equipment — 0.1%
Baldor Electric Co.	60,800	2,456,320

Electronic Equipment, Instruments & Components — 0.2%
Checkpoint Systems, Inc. (a)	215,129	4,377,875
Rogers Corp. (a)	40,000	1,259,200
		5,637,075

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	3,487	148,546
Cal Dive International, Inc. (a)	108,912	595,749
Parker Drilling Co. (a)	142,500	619,875
Tidewater, Inc.	73,500	3,293,535
		4,657,705

Food & Staples Retailing — 0.5%
BJ's Wholesale Club, Inc. (a)	13,200	547,800
Costco Wholesale Corp.	141,517	9,126,431
CVS Caremark Corp.	12,200	383,934
Kroger Co. (The)	104,032	2,253,333
Safeway, Inc.	17,300	366,068
SUPERVALU, Inc.	5,034	58,042
Sysco Corp.	16,000	456,320

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Wal-Mart Stores, Inc.	95,800	$5,127,216
Walgreen Co.	10,000	335,000
		18,654,144

Food Products — 0.2%
Archer-Daniels-Midland Co.	6,800	217,056
ConAgra Foods, Inc.	170,600	3,742,964
H.J. Heinz Co.	92,800	4,395,936
		8,355,956

Health Care Equipment & Supplies — 0.3%
Accuray, Inc. (a)	241,663	1,503,144
Baxter International, Inc.	94,300	4,499,053
Cooper Companies, Inc. (The)	30,900	1,428,198
Kinetic Concepts, Inc. (a)	75,000	2,743,500
St. Jude Medical, Inc. (a)	4,800	188,832
Zimmer Holdings, Inc. (a)	3,300	172,689
		10,535,416

Health Care Providers & Services — 0.8%
Aetna, Inc.	9,400	297,134
AmerisourceBergen Corp.	15,000	459,900
Brookdale Senior Living, Inc. (a)	457,500	7,461,825
Cardinal Health, Inc.	13,800	455,952
CIGNA Corp.	5,300	189,634
Emeritus Corp. (a)	163,651	2,791,886
Health Management Associates, Inc., Class A (a)	64,283	492,408
Humana, Inc. (a)	9,200	462,208
Kindred Healthcare, Inc. (a)	231,500	3,014,130
Lincare Holdings, Inc.	135,000	3,387,150
Medco Health Solutions, Inc. (a)	3,300	171,798
PharMerica Corp. (a)	75,200	716,656
Sun Healthcare Group, Inc. (a)	275,300	2,331,791
UnitedHealth Group, Inc.	19,000	667,090
WellPoint, Inc. (a)	102,672	5,815,342
		28,714,904

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	181,600	3,424,976
McDonald's Corp.	2,400	178,824
MGM Resorts International (a)	131,537	1,483,737
Orient-Express Hotels Ltd., Class A (a)	157,700	1,758,355
Ruby Tuesday, Inc. (a)	144,800	1,718,776
Yum! Brands, Inc.	212,000	9,764,720
		18,329,388

Household Durables — 0.5%
American Greetings Corp., Class A	104,049	1,934,271
Cavco Industries, Inc. (a)	2,455	88,159
KB Home	499,851	5,663,312
Lennar Corp., Class A	190,300	2,926,814
Mohawk Industries, Inc. (a)	2,007	106,973
Pulte Homes, Inc. (a)	194,487	1,703,706

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Toll Brothers, Inc. (a)	248,500	$4,726,470
		17,149,705

Household Products — 0.0%
Colgate-Palmolive Co.	3,800	292,068
Procter & Gamble Co. (The)	15,400	923,538
		1,215,606

Independent Power Producers & Energy Traders — 0.0%
Constellation Energy Group, Inc.	5,500	177,320

Industrial Conglomerates — 0.1%
3M Co.	25,300	2,193,763
General Electric Co.	149,400	2,427,750
		4,621,513

Insurance — 0.5%
Aflac, Inc.	7,200	372,312
Berkshire Hathaway, Inc., Class B (a)	71,950	5,948,826
Brown & Brown, Inc.	110,000	2,220,900
Chubb Corp.	9,500	541,405
Everest Re Group Ltd.	71,600	6,191,252
MBIA, Inc. (a)	216,856	2,179,403
Mercury General Corp.	26,816	1,095,970
Travelers Companies, Inc. (The)	11,700	609,570
Unum Group	9,200	203,780
		19,363,418

Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	45,942	7,215,651
Blue Nile, Inc. (a)	54,727	2,434,804
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (c)	69,440	952,022
Priceline.com, Inc. (a)	17,304	6,027,675
		16,630,152

Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	40,986
eBay, Inc. (a)	74,595	1,820,118
		1,861,104

IT Services — 0.3%
Alliance Data Systems Corp. (a)	16,329	1,065,631
CACI International, Inc., Class A (a)	41,200	1,864,712
CoreLogic, Inc.	31,100	595,876
DST Systems, Inc.	32,047	1,436,987
Fiserv, Inc. (a)	4,100	220,662
Forrester Research, Inc. (a)	13,343	441,386
Gartner Group, Inc., Class A (a)	183,792	5,410,837
International Business Machines Corp. (IBM)	9,100	1,220,674

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Visa, Inc., Class A	4,600	$341,596
		12,598,361

Machinery — 0.1%
Caterpillar, Inc.	3,600	283,248
Dover Corp.	9,800	511,658
John Bean Technologies Corp.	134,500	2,166,795
Parker Hannifin Corp.	3,100	217,186
		3,178,887

Media — 1.6%
Ascent Media Corp., Series A (a)	713	19,044
Cablevision Systems Corp.	468,835	12,278,789
CBS Corp., Class A	26,253	417,423
CBS Corp., Class B	356,249	5,650,109
CC Media Holdings, Inc., Class A (a) (d)	88,498	597,362
Comcast Corp., Class A	9,900	178,992
DIRECTV, Class A (a)	394,571	16,425,991
Discovery Communications, Inc., Series A (a)	10,686	465,375
Discovery Communications, Inc., Series C (a)	8,206	313,387
Interpublic Group of Companies, Inc. (The) (a)	36,112	362,203
John Wiley & Sons, Inc., Class A	10,000	408,600
Liberty Global, Inc., Class A (a)	157,453	4,851,127
Liberty Global, Inc., Class C (a)	125,087	3,822,659
Liberty Media - Starz, Series A (a)	5,415	351,325
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (c)	14,464	752,996
Live Nation, Inc. (a)	294,000	2,904,720
Madison Square Garden, Inc., Class A (a)	12,964	273,281
News Corp., Class A	14,100	184,146
Primedia, Inc.	129,268	491,218
Sun-Times Media Group, Inc. (a)	41,415	41
Time Warner Cable, Inc.	6,300	340,137
Time Warner, Inc.	38,617	1,183,611
Walt Disney Co. (The)	221,000	7,317,310
		59,589,846

Metals & Mining — 0.2%
Alcoa, Inc.	211,200	2,557,632
Cliffs Natural Resources, Inc.	3,600	230,112
Freeport-McMoRan Copper & Gold, Inc.	39,500	3,372,905
Haynes International, Inc.	19,500	680,940
Southern Copper Corp.	14,900	523,288
		7,364,877

Multi-Utilities — 0.1%
OGE Energy Corp.	39,000	1,554,930
Public Service Enterprise Group, Inc.	15,900	525,972
		2,080,902

Multiline Retail — 0.1%
Big Lots, Inc. (a)	87,900	2,922,675
Saks, Inc. (a)	163,600	1,406,960

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Target Corp.	5,600	$299,264
		4,628,899

Office Electronics — 0.1%
Xerox Corp.	96,655	1,000,379
Zebra Technologies Corp., Class A (a)	93,579	3,147,998
		4,148,377

Oil, Gas & Consumable Fuels — 2.2%
Berry Petroleum Co., Class A	20,000	634,600
Bill Barrett Corp. (a)	99,000	3,564,000
Chesapeake Energy Corp.	579,400	13,123,410
Chevron Corp.	143,900	11,663,095
ConocoPhillips	15,500	890,165
Consol Energy, Inc.	102,600	3,792,096
Denbury Resources, Inc. (a)	75,800	1,204,462
Devon Energy Corp.	37,514	2,428,656
EOG Resources, Inc.	58,800	5,466,636
EQT Corp.	54,800	1,976,088
Exxon Mobil Corp.	187,260	11,570,796
Forest Oil Corp. (a)	30,000	891,000
Hess Corp.	55,000	3,251,600
Marathon Oil Corp.	17,600	582,560
Murphy Oil Corp.	3,300	204,336
Peabody Energy Corp.	52,200	2,558,322
Southwestern Energy Co. (a)	291,600	9,751,104
Stone Energy Corp. (a)	82,506	1,215,313
Ultra Petroleum Corp. (a)	87,500	3,673,250
Valero Energy Corp.	24,900	435,999
Williams Cos., Inc. (The)	64,800	1,238,328
		80,115,816

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	42,655	2,697,076

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	19,489	528,347
Eli Lilly & Co.	10,400	379,912
Forest Laboratories, Inc. (a)	6,400	197,952
Johnson & Johnson	99,000	6,134,040
Merck & Co., Inc.	208,266	7,666,271
Pfizer, Inc.	368,657	6,329,841
		21,236,363

Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	167,645
Towers Watson & Co., Class A	58,396	2,871,915
		3,039,560

Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc.	52,600	5,466,718
BioMed Realty Trust, Inc.	261,700	4,689,664

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Boston Properties, Inc.	175,500	$14,587,560
CommonWealth REIT	56,900	1,456,640
Coresite Realty Corp. (a)	464,400	7,611,516
Digital Realty Trust, Inc.	57,100	3,523,070
EastGroup Properties, Inc.	71,700	2,680,146
First Industrial Realty Trust, Inc. (a)	1,525,030	7,731,902
Inland Real Estate Corp. - REIT	370,648	3,080,085
Kilroy Realty Corp.	81,781	2,710,222
Kimco Realty Corp.	179,100	2,820,825
Macerich Co. (The)	109,521	4,703,927
Mission West Properties, Inc.	532,627	3,611,211
OMEGA Healthcare Investors, Inc.	342,400	7,686,880
Simon Property Group, Inc.	99,470	9,224,848
SL Green Realty Corp.	57,844	3,663,261
Starwood Property Trust, Inc.	194,400	3,862,728
Taubman Centers, Inc.	118,600	5,290,746
UDR, Inc.	108,900	2,299,968
Ventas, Inc.	123,400	6,363,738
Vornado Realty Trust	2,200	188,166
		103,253,821

Real Estate Management & Development — 0.2%
CB Richard Ellis Group Inc., Class A (a)	165,951	3,033,584
Grubb & Ellis Co. (a)	331,591	397,909
St. Joe Co. (The) (a)	108,200	2,690,934
		6,122,427

Road & Rail — 0.1%
CSX Corp.	5,200	287,664
J.B. Hunt Transport Services, Inc.	1,688	58,573
Kansas City Southern (a)	104,353	3,903,846
Union Pacific Corp.	2,900	237,220
		4,487,303

Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	31,500	367,920
Cabot Microelectronics Corp. (a)	87,329	2,810,247
Intel Corp.	36,900	709,587
LSI Corp. (a)	292,908	1,335,661
Texas Instruments, Inc.	25,700	697,498
		5,920,913

Software — 0.3%
Activision Blizzard, Inc.	38,000	411,160
CA, Inc.	9,100	192,192
Jack Henry & Associates, Inc.	100,000	2,550,000
Microsoft Corp.	235,924	5,777,779
Oracle Corp.	15,500	416,175
Parametric Technology Corp. (a)	140,276	2,740,993
Symantec Corp. (a)	21,300	323,121
		12,411,420

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Specialty Retail — 0.1%
AutoZone, Inc. (a)	2,200	$503,602
Best Buy Co., Inc.	4,900	200,067
Blockbuster, Inc., Class B (a)	146,876	4,847
Gap, Inc. (The)	20,200	376,528
PetSmart, Inc.	85,500	2,992,500
TJX Companies, Inc. (The)	8,200	365,966
		4,443,510

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	13,200	567,072
Hanesbrands, Inc. (a)	162,450	4,200,957
Nike, Inc., Class B	2,400	192,336
VF Corp.	2,400	194,448
		5,154,813

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	15,000	183,900
MGIC Investment Corp. (a)	96,650	892,079
Washington Mutual, Inc. (a)	33,600	6,418
		1,082,397

Tobacco — 0.1%
Altria Group, Inc.	36,150	868,323
Philip Morris International, Inc.	43,696	2,447,850
		3,316,173

Trading Companies & Distributors — 0.0%
W.W. Grainger, Inc.	3,800	452,618

Wireless Telecommunication Services — 0.2%
NII Holdings, Inc., Class B (a)	64,930	2,668,623
United States Cellular Corp. (a)	65,690	3,019,769
		5,688,392
		627,199,619

Foreign Common Stocks — 21.7%

Australia — 0.7%
Alumina Ltd.	1,840,773	3,220,517
Amcor Ltd.	557,274	3,506,648
Australia and New Zealand Banking Group Ltd.	54,133	1,239,042
BHP Billiton Ltd.	26,815	1,022,369
Charter Hall Office REIT	1,559,855	3,678,868
DuluxGroup Ltd. (a)	21,177	55,881
Iluka Resources Ltd. (a)	58,820	341,129
ING Industrial Fund - REIT	5,283,807	2,502,511
ING Office Fund - REIT	2,651,100	1,537,506
Newcrest Mining Ltd.	40,410	1,549,470
Orica Ltd.	21,177	526,266
QBE Insurance Group Ltd.	186,938	3,118,695

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Santos Ltd.	48,251	$598,199
Telstra Corp. Ltd.	967,524	2,450,192
		25,347,293

Austria — 0.0%
Andritz AG	3,338	234,508
BWIN Interactive Entertainment AG	6,094	316,360
Oesterreichische Post AG	9,775	292,759
		843,627

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	717,801

Belgium — 0.0%
Ageas, Strip VVPR (a) (d)	39,332	54
Anheuser-Busch InBev NV	27,879	1,637,890
		1,637,944

Bermuda — 0.1%
Lazard Ltd., Class A	62,228	2,182,958

Brazil — 0.3%
Companhia de Concessoes Rodoviarias	107,900	2,783,590
Petroleo Brasileiro SA - ADR	36,000	1,305,720
Redecard SA	130,200	2,019,947
Vale SA - ADR	143,100	3,971,025
		10,080,282

Canada — 1.6%
AbitibiBowater, Inc. (a)	66,735	39,565
Ace Aviation Holdings, Inc., Class A (a)	125,246	1,369,441
Agrium, Inc.	5,600	419,944
BCE, Inc.	42,695	1,389,278
BCE, Inc. - NYSE Shares	13,900	451,750
Bell Aliant Regional Communications Income Fund (d) (e) (b)	1,558	39,173
Bombardier, Inc., Class B	1,260,011	6,184,329
Cameco Corp. - NYSE Shares	138,300	3,835,059
Cameco Corp. - TSE Shares	30,300	842,239
Canadian Natural Resources Ltd.	139,900	4,839,188
Catalyst Paper Corp. (a)	352,814	37,719
Encana Corp.	112,500	3,399,383
Fairfax Financial Holdings Ltd.	20,500	8,348,236
First Quantum Minerals Ltd.	19,200	1,460,200
Fraser Papers, Inc. (a) (d) (b)	101,580	—
Groupe Aeroplan, Inc.	47,619	584,998
Imperial Oil Ltd.	66,995	2,538,765
Jazz Air Income Fund (UNIT) (d) (e) (b)	8,875	40,196
Kinross Gold Corp.	170,800	3,209,332
MEG Energy Corp. (a) (f)	41,900	1,459,923
Nortel Networks Corp. (a)	22,767	501
Onex Corp.	30,752	864,069
Research In Motion Ltd. (a)	9,200	447,948
Rogers Communications, Inc., Class B - NYSE Shares	5,200	194,636
Rogers Communications, Inc., Class B - TSE Shares	229,296	8,582,164
Suncor Energy, Inc.	182,729	5,949,482

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Yellow Pages Income Fund (UNIT)	25,361	$136,554
		56,664,072

Chile — 0.1%
Enersis SA - SPADR	143,100	3,364,281

China — 0.4%
China Construction Bank Corp., Class H	4,344,000	3,798,755
China Shenhua Energy Co. Ltd.	734,000	3,027,007
PetroChina Co. Ltd. - ADR	18,500	2,153,770
Shui On Land Ltd.	6,023,300	2,960,135
Tsingtao Brewery Co. Ltd., Class H	700,000	4,023,793
		15,963,460

Denmark — 0.2%
Bang & Olufsen A/S, Class B (a)	9,300	97,754
Carlsberg A/S, Class B	10,566	1,100,980
Coloplast A/S, Class B	10,160	1,211,944
Danske Bank A/S (a)	14,020	337,988
GN Store Nord A/S (GN Great Nordic) (a)	112,406	863,173
Novo Nordisk A/S, Class B	8,998	890,614
Topdanmark A/S (a)	1,198	150,920
Vestas Wind Systems A/S (a)	17,660	664,772
William Demant Holding (a)	17,465	1,285,207
		6,603,352

Finland — 0.1%
Cargotec Oyj, B Shares	4,620	200,022
Kone Oyj, Class B	1,571	81,236
Metso Oyj	38,003	1,745,892
Nokia Oyj	21,630	217,507
Outokumpu OYJ	8,250	164,251
Sampo Oyj, Class A	71,427	1,930,695
Tieto Oyj	16,678	332,388
Wartsila Oyj Corp.	3,774	246,465
		4,918,456

France — 1.6%
Accor SA	200,000	7,300,807
Alcatel Lucent - SPADR (a)	39,116	132,212
Alstom SA	2,552	130,569
Atos Origin SA (a)	1,560	70,726
AXA SA	44,226	776,561
BNP Paribas	19,715	1,408,858
Carrefour SA	309,184	16,651,925
Compagnie de Saint-Gobain	2,535	113,026
Edenred (a)	200,000	3,962,049
Eurofins Scientific	3,666	188,312
France Telecom SA	300,491	6,502,000
GDF Suez, Strip VVPR (a) (d)	9,765	13
Groupe Eurotunnel SA Registered	76,639	652,129
Imerys SA	2,359	141,709
Legrand SA	36,461	1,233,819
Neopost SA	8,973	668,024
SA des Ciments Vicat	2,946	208,391
Sanofi-Aventis	26,363	1,759,243

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Societe BIC SA	4,751	$381,538
Societe Generale, Class A	77,938	4,512,228
Technip SA	2,537	204,698
Thales SA	16,321	596,854
Total SA	143,108	7,381,421
Vinci SA	43,666	2,193,672
		57,170,784

Germany — 0.5%
Adidas AG	3,390	210,114
Alstria Office AG	91,796	1,274,973
Axel Springer AG	1,156	152,829
BASF SE	27,435	1,733,331
Bayer AG	2,831	197,689
Bayerische Motoren Werke AG	14,903	1,046,956
Celesio AG	4,652	101,381
Daimler AG Registered (a)	32,909	2,087,921
Deutsche Bank AG (a)	3,314	16,038
Deutsche Bank AG Registered	3,314	181,120
Deutsche Telekom AG	324,148	4,426,255
E.ON AG	37,929	1,116,382
Fresenius Medical Care AG & Co.	32,320	1,997,028
GEA Group AG	6,495	162,507
Hannover Rueckversicherung AG	4,069	187,171
MLP AG	5,765	58,779
RWE AG	53,576	3,613,942
Siemens AG Registered	3,645	385,516
		18,949,932

Gibraltar — 0.0%
PartyGaming plc (a)	25,433	110,300

Hong Kong — 1.7%
Asia Satellite Telecommunications Holdings Ltd.	47,000	85,519
Champion Real Estate Investment Trust	4,261,500	2,198,561
Cheung Kong Holdings Ltd.	654,000	9,905,937
China Mobile Ltd.	243,000	2,485,108
Esprit Holdings Ltd.	25,852	139,181
First Pacific Co.	4,219,200	3,833,856
Henderson Land Development Co. Ltd.	316,635	2,250,824
Hong Kong & Shanghai Hotels Ltd. (The)	1,103,371	1,939,891
Hong Kong Aircraft Engineering Co. Ltd.	55,600	1,017,569
i-Cable Communications Ltd. (a) (d)	2,031,000	271,793
Jardine Matheson Holdings Ltd.	270,600	12,222,787
Jardine Strategic Holdings Ltd.	388,500	10,410,040
Mandarin Oriental International Ltd.	253,000	433,150
Melco Crown Entertainment Ltd. - ADR (a)	323,200	1,645,088
Midland Holdings Ltd.	1,464,000	1,354,535
New World Development Ltd.	2,478,454	4,970,874
Next Media Ltd. (a)	1,930,000	277,815
Silver Grant International Ltd.	562,000	177,467
SmarTone Telecommunications Holdings Ltd.	1,109,000	1,455,000
Television Broadcasts Ltd.	356,000	2,026,547
Wheelock & Co. Ltd.	562,000	1,879,743
		60,981,285

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
India — 0.2%
Axis Bank Ltd. - GDR Registered	109,201	$3,783,814
Reliance Industries Ltd. - GDR (f)	54,033	2,409,872
		6,193,686

Indonesia — 0.3%
Bank Pan Indonesia Tbk PT (a) (d)	24,363,721	3,110,138
Citra Marga Nusaphala Persada Tbk PT	326,000	37,859
Gudang Garam Tbk PT	138,500	799,256
Indofood Sukses Makmur Tbk PT	3,235,000	1,971,795
Matahari Putra Prima Tbk PT	7,430,400	789,758
Perusahaan Gas Negara (Persero) Tbk PT	5,430,000	2,347,160
Semen Gresik (Persero) Tbk PT	937,000	1,040,972
		10,096,938

Ireland — 0.0%
Anglo Irish Bank Corp Ltd. (a) (d)	38,180	—
CRH plc	15,140	249,545
DCC plc	8,959	256,568
Experian plc	35,904	391,061
Fyffes plc	418,478	182,582
Independent News & Media plc (a)	136,536	118,322
Irish Continental Group plc (UNIT)	3,346	66,139
Paddy Power plc	13,714	481,230
Total Produce plc	121,671	59,564
		1,805,011

Italy — 0.5%
Banco Popolare Societa Cooperativa	25,884	154,659
Davide Campari-Milano SpA	28,457	170,296
Eni SpA	104,593	2,258,116
Eni SpA - SPADR	146,500	6,325,870
Fiat SpA	101,222	1,565,776
Finmeccanica SpA	12,315	146,392
Intesa Sanpaolo SpA	52,237	170,144
Luxottica Group SpA	34,600	948,287
Luxottica Group SpA - SPADR	28,437	775,761
Natuzzi SpA - SPADR (a)	4,400	16,324
Saipem SpA	48,988	1,966,689
UniCredit SpA	1,162,275	2,976,313
		17,474,627

Japan — 4.3%
Ajinomoto Co., Inc.	19,000	186,119
Alfresa Holdings Corp.	8,500	362,510
Astellas Pharma, Inc.	86,700	3,136,405
Bank of Yokohama Ltd. (The)	73,000	341,675
Benesse Corp.	23,000	1,108,098
BML, Inc.	133,200	3,346,375
Canon, Inc.	105,200	4,919,257
Chiba Bank Ltd. (The)	38,000	222,072
Dai Nippon Printing Co. Ltd.	26,000	318,106
Daiichikosho Co. Ltd.	629,800	9,807,736
Dainippon Sumitomo Pharma Co. Ltd.	5,300	44,453
Duskin Co. Ltd.	347,400	6,248,212

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
DyDo DRINCO, Inc.	136,300	$4,715,076
East Japan Railway Co.	7,200	435,153
FP Corp.	74,900	4,058,975
Fujitsu Frontech Ltd.	7,100	52,862
Fukuoka Financial Group, Inc.	110,000	440,976
Hitachi Chemical Co. Ltd.	31,900	596,740
Hitachi Ltd.	169,000	739,657
Hitachi Metals Ltd.	15,000	177,056
Isetan Mitsukoshi Holdings Ltd.	51,000	530,774
Japan Petroleum Exploration Co.	28,000	1,056,802
JS Group Corp.	38,900	763,996
JX Holdings, Inc.	64,200	373,032
Kao Corp.	345,900	8,442,575
Kawasaki Heavy Industries Ltd.	195,000	554,885
KDDI Corp.	33	158,154
Kinden Corp.	39,000	352,262
Kyowa Hakko Kirin Co. Ltd.	49,000	486,272
Marui Group Co. Ltd.	40,500	303,974
Matsushita Electric Works Ltd.	71,114	944,107
Meiko Network Japan Co. Ltd.	92,400	771,785
Mitsubishi Corp.	27,700	657,369
Mitsubishi Estate Co. Ltd.	231,300	3,771,240
Mitsubishi Heavy Industries Ltd.	147,000	543,369
Mitsubishi Tanabe Pharma Corp.	20,000	325,841
Mitsubishi UFJ Financial Group, Inc.	200,200	934,417
Mitsui & Co. Ltd.	7,000	104,152
Mitsui Fudosan Co. Ltd.	201,600	3,400,460
Mizuho Financial Group, Inc.	139,900	203,181
MOSHI MOSHI HOTLINE, Inc.	287,950	6,929,869
MS&AD Insurance Group Holdings	6,500	149,609
Namco Bandai Holdings, Inc.	29,950	277,695
Nippon Meat Packers, Inc.	34,000	417,035
Nippon Suisan Kaisha Ltd.	64,300	212,206
Nippon Telegraph & Telephone Corp.	25,000	1,088,962
NISSIN FOODS HOLDINGS CO. Ltd.	192,500	6,958,066
NKSJ Holdings, Inc. (a)	2,396,000	15,073,869
Noritake Co. Ltd.	15,000	52,366
NSK Ltd.	49,000	333,215
NTT Data Corp.	134	424,682
NTT DoCoMo, Inc.	203	339,028
Obayashi Corp.	113,000	449,374
OLYMPUS Corp.	557,500	14,642,165
OMRON Corp.	18,700	425,878
Onward Holdings Co. Ltd.	26,000	204,313
Panasonic Corp.	36,600	496,491
Ricoh Co. Ltd.	3,000	42,432
Ryosan Co. Ltd.	4,600	115,222
Sansei Yusoki Co. Ltd.	404,500	1,826,752
SAZABY LEAGUE Ltd.	209,400	3,499,358
Secom Co. Ltd.	173,200	7,822,107
Sekisui House Ltd.	45,000	405,005
Seven & I Holdings Co. Ltd.	157,480	3,696,312
Seven Bank Ltd.	3,729	6,678,507
Shimizu Corp.	75,000	277,624
Shiseido Co. Ltd.	22,000	494,746
Sony Corp.	6,100	188,679
Sumitomo Electric Industries Ltd.	69,900	854,576
Sumitomo Forestry Co. Ltd.	40,200	282,082
Sumitomo Mitsui Financial Group, Inc.	29,800	869,573
Taiyo Nippon Sanso Corp.	28,000	238,683

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Takeda Pharmaceutical Co. Ltd.	47,100	$2,170,175
TOKAI Corp. - Gifu	116,000	1,667,550
Tokio Marine Holdings, Inc.	123,300	3,332,911
Tokyo Electric Power Co., Inc. (The)	21,400	522,127
Tokyo Gas Co. Ltd.	196,000	889,845
Tokyo Ohka Kogyo Co. Ltd.	8,000	142,844
Toppan Forms Co. Ltd.	19,400	180,341
Toyo Seikan Kaisha Ltd.	27,700	500,370
Toyota Motor Corp.	21,800	781,367
Trend Micro, Inc.	2,400	71,585
West Japan Railway Co.	224	804,067
Yamada Denki Co. Ltd.	5,220	323,944
Yamatake Corp.	9,900	248,408
Yamato Holdings Co. Ltd.	57,700	699,490
Yaskawa Electric Corp.	42,000	339,610
ZOJIRUSHI Corp.	782,000	1,957,855
		156,335,130

Luxembourg — 0.1%
ArcelorMittal	44,814	1,483,165
GAGFAH SA	267,196	2,125,218
Oriflame Cosmetics SA	2,718	174,723
		3,783,106

Malaysia — 0.4%
AMMB Holdings Berhad	1,194,575	2,293,834
British American Tobacco Malaysia Berhad	55,600	873,521
Bumiputra-Commerce Holdings Berhad	1,855,938	4,910,129
Carlsberg Brewery Malaysia Berhad	144,200	242,241
Genting Malaysia Berhad	3,311,000	3,634,135
Malaysian Airline System Berhad (a)	974,100	734,855
Multi-Purpose Holdings Berhad	546,150	392,583
Sime Darby Berhad	571,606	1,573,506
		14,654,804

Mexico — 0.2%
America Movil SA de CV, Series L - ADR	7,997	426,480
Cemex SAB de CV - SPADR (a)	708,240	6,020,040
Telefonos de Mexico SAB de CV, Series L - SPADR	4,650	69,425
		6,515,945

Netherlands — 0.6%
Akzo Nobel NV	4,575	283,036
ASML Holding NV	5,981	179,336
Heineken NV	27,517	1,430,360
ING Groep NV - CVA (a)	345,052	3,563,580
Koninklijke (Royal) KPN NV	98,054	1,517,886
Koninklijke (Royal) Philips Electronics NV	8,460	266,677
Koninklijke Boskalis Westminster NV - CVA	26,759	1,123,811
Randstad Holding NV (a)	4,222	191,961
Reed Elsevier NV	180,460	2,279,151
Royal Dutch Shell plc, Class A	249,242	7,539,701
Royal Dutch Shell plc, Class B	53,650	1,566,186
TNT NV	3,842	103,375
Wolters Kluwer NV	44,820	942,973
		20,988,033

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	104,706	$156,263

Norway — 0.1%
DNB NOR ASA	68,013	927,273
Norwegian Property ASA (a)	546,122	943,471
StatoilHydro ASA	26,142	545,773
Storebrand ASA (a)	19,430	118,702
		2,535,219

Philippines (The) — 0.5%
ABS-CBN Holdings Corp. (d)	4,082,800	5,171,447
Ayala Corp.	647,799	6,027,402
Banco de Oro Unibank, Inc.	303,400	416,324
Benpres Holdings Corp. (a)	4,725,000	677,376
DMCI Holdings, Inc.	1,526,000	955,432
Globe Telecom, Inc.	133,540	2,706,961
Jollibee Foods Corp.	635,900	1,332,745
		17,287,687

Russia — 0.2%
Gazprom OAO - SPADR	5,120	107,264
Lukoil OAO - SPADR	51,600	2,925,720
Oao Gazprom - SPADR	126,671	2,665,474
Rosneft Oil Co. - GDR (a)	363,148	2,422,197
		8,120,655

Singapore — 0.3%
Genting Singapore plc (a)	318,516	451,499
Great Eastern Holdings Ltd. (d)	220,000	2,614,314
GuocoLeisure Ltd.	1,720,000	875,287
Singapore Telecommunications Ltd.	1,210,000	2,887,379
STATS ChipPAC Ltd. (a) (d)	2,636,000	2,831,286
United Industrial Corp. Ltd.	113,000	201,046
Yellow Pages Singapore Ltd.	511,000	68,053
		9,928,864

South Africa — 0.6%
Anglo Platinum Ltd. (a)	51,723	4,899,256
AngloGold Ashanti Ltd.	6,085	281,681
AngloGold Ashanti Ltd. - SPADR	64,958	3,003,658
City Lodge Hotels Ltd.	16,093	182,180
Clicks Group Ltd.	112,761	713,042
Discovery Holdings Ltd.	18,458	103,487
FirstRand Ltd.	413,693	1,272,715
Gold Fields Ltd.	151,437	2,304,966
Hosken Consolidated Investments Ltd. (d)	448,718	4,717,250
JD Group Ltd.	39,419	269,903
Mondi Ltd.	3,817	31,086
Nedbank Group Ltd.	73,488	1,550,784
RMB Holdings Ltd.	395,886	2,154,637
Sun International Ltd.	113,465	1,588,426
		23,073,071

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
South Korea — 0.0%
KB Financial Group, Inc.	16,606	$713,640
Korea Electric Power Corp. (a)	710	18,332
POSCO	155	70,145
Samsung Electronics Co. Ltd.	124	84,501
SK Telecom Co. Ltd.	914	137,472
		1,024,090

Spain — 0.9%
Acciona SA	7,473	632,952
Acerinox SA	66,300	1,182,015
ACS, Actividades de Construccion y Servicios SA	236,000	11,800,328
Banco Santander SA	105,051	1,330,966
Banco Santander SA - SPADR	5,356	67,807
Gestevision Telecinco SA	44,053	484,720
Iberdrola SA	613,086	4,724,431
Inditex SA	10,715	850,552
Prosegur, Compania de Seguridad SA	899	53,879
Repsol YPF SA - SPADR	129,600	3,334,608
Telefonica SA	236,893	5,876,804
Viscofan SA	15,619	515,160
		30,854,222

Sweden — 0.2%
Assa Abloy AB, Class B	60,666	1,532,338
Hoganas AB, Class B	15,082	489,581
Modern Times Group AB, Class B	4,879	363,639
Nordea Bank AB	17,542	183,010
Svenska Handelsbanken AB, Class A	41,529	1,362,827
Swedish Match AB	24,334	649,338
Telefonaktiebolaget LM Ericsson, Class B	113,720	1,249,256
		5,829,989

Switzerland — 0.6%
ABB Ltd. (a)	5,700	120,272
ACE Ltd.	7,900	460,175
Adecco SA	18,667	976,990
Clariant AG Registered (a)	32,531	477,174
Compagnie Financiere Richemont SA	23,697	1,140,543
Geberit AG	6,022	1,073,324
Helvetia Holding AG	459	159,401
Logitech International SA (a)	23,325	406,822
Nestle SA Registered	9,654	514,522
Novartis AG	171,781	9,898,694
PubliGroupe SA (a)	1,228	121,266
Roche Holding AG	12,121	1,655,004
Sonova Holding AG Registered	2,188	267,320
Swiss Reinsurance Co. Ltd.	3,796	166,246
Tyco Electronics Ltd.	16,200	473,364
UBS AG Registered (a)	123,573	2,101,845
Zurich Financial Services AG	14,272	3,347,568
		23,360,530

Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	150,000	335,923
Chunghwa Telecom Co. Ltd. - ADR	116,202	2,603,634

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	2,623,243	$5,203,999
Uni-President Enterprises Corp.	342,223	443,686
		8,587,242

Thailand — 0.4%
Advanced Info Service PCL	734,600	2,299,407
GMM Grammy PCL (d)	1,071,500	529,572
Kasikornbank PCL	552,500	2,257,331
Land and Houses PCL	1,873,200	469,071
Matichon PCL	115,200	25,811
MBK PCL	418,000	1,366,936
Siam Cement Co. (a)	9,200	100,942
Siam Cement PCL	385,900	4,679,117
Thanachart Capital PCL	1,389,900	1,889,073
		13,617,260

Turkey — 0.1%
Turkcell Iletisim Hizmetleri A/S - ADR	169,500	2,840,820
Turkiye Garanti Bankasi A/S - ADR	164,800	957,043
		3,797,863

United Kingdom — 3.7%
Admiral Group plc	10,865	284,078
AMEC plc	17,896	277,633
Anglo American plc - JSE Shares	83,731	3,331,924
Anglo American plc - LSE Shares	35,977	1,460,189
Aviva plc	22,509	141,334
BAE Systems plc	188,438	1,014,338
Barclays plc	228,580	1,073,359
Barratt Developments plc (a)	52,977	82,383
Berkeley Group Holdings plc (UNIT) (a)	15,250	198,213
BG Group plc	321,855	5,659,386
BHP Billiton plc	97,639	3,117,595
BP plc	1,159,563	7,927,260
BP plc - SPADR	147,400	6,068,458
Bradford & Bingley plc (a) (d)	101,619	—
British American Tobacco plc	3,090	115,447
British Sky Broadcasting Group plc	22,265	246,775
Bunzl plc	42,048	501,786
Cable & Wireless Communications plc	614,935	548,624
Cable & Wireless Worldwide	436,637	503,913
Capita Group plc	129,082	1,595,292
Carnival plc	28,622	1,125,851
Carphone Warehouse Group plc (a)	31,654	135,636
Centrica plc	35,432	180,147
Close Brothers Group plc	10,660	123,660
Compass Group plc	401,366	3,346,892
Connaught plc (b)	31,601	—
Daily Mail & General Trust NV, Class A	17,468	144,295
Devro plc	82,023	322,129
Diageo plc	262,276	4,519,527
Enterprise Inns plc (a)	61,079	102,830
Eurocastle Investment Ltd. (a)	83,992	29,723
G4S plc	166,312	665,501
Galiform plc (a)	386,659	464,544
GlaxoSmithKline plc	366,502	7,230,553
Hays plc	157,398	279,836

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
HMV Group plc	65,314	$49,237
Homeserve plc	65,940	455,998
Horizon Acquisition Co. plc (a) (d)	62,721	931,160
HSBC Holdings plc	13,877	140,533
ICAP plc	122,328	830,756
Informa plc	156,114	1,028,022
International Personal Finance	139,535	592,055
Intertek Group plc	65,895	1,896,265
Invensys plc	436,180	2,046,750
ITV plc (a)	551,557	516,683
Jupiter Fund Management plc (a)	40,076	163,396
Kazakhmys plc	71,211	1,629,175
Ladbrokes plc	146,568	309,161
Lloyds Banking Group plc (a)	3,527,207	4,116,536
Michael Page International plc	152,258	1,102,719
Millennium & Copthorne Hotels plc	26,536	216,939
Mondi plc	9,459	77,049
National Express Group plc (a)	34,626	131,978
Next plc	9,360	326,073
Northgate plc (a)	15,092	51,425
Provident Financial plc	45,496	589,555
Reckitt Benckiser Group plc	33,122	1,823,345
Reed Elsevier plc	80,479	681,220
Rexam plc	111,098	536,375
Rightmove plc	64,128	738,841
Rio Tinto plc	100,280	5,888,354
Rio Tinto plc - SPADR	58,100	3,412,213
Rolls-Royce Group plc (a)	240,078	2,278,986
Royal Bank of Scotland Group plc (a)	301,188	223,936
RSA Insurance Group plc	99,209	203,801
Sage Group plc	259,299	1,126,619
Smith & Nephew plc	17,982	164,058
Smiths Group plc	31,289	599,995
Songbird Estates	384,553	138,942
Songbird Estates plc (a)	2,304,821	5,470,174
Sportingbet plc	230,256	286,387
SSL International plc	14,867	270,712
Stagecoach Group plc	195,609	560,519
Sthree plc	44,142	202,617
TalkTalk Telecom Group plc (a)	63,309	146,009
Tesco plc	239,650	1,597,019
Thomas Cook Group plc	303,170	817,926
Tui Travel plc	186,039	627,058
Unilever plc	244,323	7,079,111
Vodafone Group plc	5,613,886	13,896,982
Vodafone Group plc - SPADR	181,000	4,490,610
WH Smith plc	20,155	143,462
Willis Group Holdings plc	272,080	8,385,506
Wolseley plc (a)	11,609	292,261
WPP plc	65,487	725,212
		132,828,826
		784,384,888
Total Common Stocks
(Cost $1,263,068,161)		1,411,584,507

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.3%

Communications — 0.0%

Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	$444,375

Consumer, Cyclical — 0.1%
AMR Corp.	6.250%	10/15/14	137,000	133,233
Continental Airlines, Inc.	4.500%	01/15/15	200,000	289,500
Ford Motor Co.	4.250%	11/15/16	375,000	559,687
				982,420

Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	332,150
Dollar Financial Corp.	3.000%	04/01/28	360,000	360,450
				692,600

Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	338,000	345,605
Sotheby's	3.125%	06/15/13	242,107	304,147
US Airways Group, Inc.	7.250%	05/15/14	56,000	124,320
				774,072

Financial — 0.2%
Inland Real Estate Corp.	5.000%	11/15/29	6,498,000	6,595,470
SL Green Realty Corp. - REIT (f)	3.000%	03/30/27	318,000	308,460
				6,903,930

Total Convertible Bonds
(Cost $8,706,041)				9,797,397

Subordinated Convertible Notes — 0.0%

Consumer, Non-cyclical — 0.0%
Cubist Pharmaceuticals, Inc.	2.250%	06/15/13	200,000	203,500

Financial — 0.0%
Eurocastle Investment Ltd. (d) (e) (b)	20.000%	09/30/19	168,000	198,489
Total Subordinated Convertible Notes
(Cost $413,552)				401,989

Corporate Bonds — 2.7%

Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	430,000	492,350
Cascades, Inc.	7.875%	01/15/20	465,000	484,762
Celanese US Holdings LLC (f)	6.625%	10/15/18	285,000	291,413
CF Industries, Inc.	6.875%	05/01/18	105,000	113,006
CF Industries, Inc.	7.125%	05/01/20	350,000	382,813
Ferro Corp.	7.875%	08/15/18	205,000	212,688
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.750%	11/15/14	475,000	494,000
Momentive Performance Materials	9.750%	12/01/14	525,000	538,125
Neenah Paper, Inc.	7.375%	11/15/14	550,000	550,687
NewPage Corp.	11.375%	12/31/14	205,000	185,525
Novelis, Inc.	7.250%	02/15/15	450,000	457,875
Vedanta Resources plc (f)	9.500%	07/18/18	482,000	520,560
				4,723,804

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Communications — 0.5%
Catalina Marketing Corp. (f)	10.500%	10/01/15	$625,000	$668,750
CCO Holdings LLC/CCO Holdings Capital Corp. (f)	7.875%	04/30/18	160,000	166,000
CCO Holdings LLC/CCO Holdings Capital Corp. (f)	8.125%	04/30/20	110,000	116,600
Cincinnati Bell, Inc.	8.750%	03/15/18	595,000	580,125
Cricket Communications, Inc.	10.000%	07/15/15	750,000	810,000
CSC Holdings, Inc.	7.875%	02/15/18	975,000	1,063,969
Equinix, Inc.	8.125%	03/01/18	180,000	192,150
Frontier Communications Corp.	8.250%	04/15/17	550,000	601,562
Frontier Communications Corp.	8.500%	04/15/20	135,000	149,006
Frontier Communications Corp.	8.250%	05/01/14	375,000	412,031
Intelsat Jackson Holdings SA	11.250%	06/15/16	170,000	184,875
Intelsat Jackson Holdings SA (f)	8.500%	11/01/19	290,000	314,650
Intelsat Luxembourg SA	11.500%	02/04/17	286,875	310,901
Intelsat Subsidiary Holding Co. SA (f)	8.875%	01/15/15	1,350,000	1,390,500
Liberty Media LLC	8.500%	07/15/29	190,000	183,350
Liberty Media LLC	8.250%	02/01/30	260,000	250,900
LIN Television Corp. (f)	8.375%	04/15/18	130,000	137,313
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	725,975
MetroPCS Wireless, Inc.	7.875%	09/01/18	355,000	365,650
MetroPCS Wireless, Inc.	9.250%	11/01/14	700,000	733,250
NetFlix, Inc.	8.500%	11/15/17	190,000	211,850
Nielsen Finance LLC/Nielsen Finance Co. (STEP)	12.500%	08/01/16	595,000	595,744
Quebecor Media, Inc.	7.750%	03/15/16	1,070,000	1,103,437
SBA Telecommunications, Inc.	8.000%	08/15/16	165,000	177,375
SBA Telecommunications, Inc.	8.250%	08/15/19	160,000	176,000
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	327,112
Sitel LLC/Sitel Finance Corp. (f)	11.500%	04/01/18	655,000	524,000
Sorenson Communications, Inc. (f)	10.500%	02/01/15	700,000	409,500
Sprint Nextel Corp.	6.000%	12/01/16	350,000	345,625
Terremark Worldwide, Inc.	12.000%	06/15/17	740,000	845,450
Virgin Media Finance plc	9.500%	08/15/16	470,000	531,100
West Corp.	9.500%	10/15/14	1,175,000	1,229,344
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	358,600
Windstream Corp. (f)	8.125%	09/01/18	200,000	207,000
WireCo WorldGroup, Inc. (f)	9.500%	05/15/17	175,000	179,813
				16,579,507

Consumer, Cyclical — 0.4%
Accuride Corp. (f)	9.500%	08/01/18	220,000	231,000
Affinia Group, Inc. (f)	10.750%	08/15/16	370,000	411,625
Affinia Group, Inc.	9.000%	11/30/14	445,000	458,350
AMC Entertainment, Inc.	8.000%	03/01/14	800,000	807,000
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	480,937
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	459,612
Blockbuster, Inc.	9.000%	09/01/12	344,000	9,890
Continental Airlines, Inc.	9.798%	04/01/21	483,257	492,922
Easton-Bell Sports, Inc.	9.750%	12/01/16	425,000	461,656
Ford Motor Co.	7.450%	07/16/31	700,000	729,750
Freedom Group, Inc. (f)	10.250%	08/01/15	365,000	385,987
Harrah's Operating Co., Inc.	11.250%	06/01/17	655,000	717,225
HSN, Inc.	11.250%	08/01/16	175,000	199,500
Macy's Retail Holdings, Inc.	7.000%	02/15/28	25,000	26,000
Macy's Retail Holdings, Inc.	6.700%	09/15/28	25,000	24,625
Macy's Retail Holdings, Inc.	5.900%	12/01/16	1,175,000	1,251,375
Marquee Holdings, Inc. (STEP)	12.000%	08/15/14	850,000	697,000
MGM Resorts International (f)	9.000%	03/15/20	265,000	278,913
MGM Resorts International	11.125%	11/15/17	175,000	199,281
Michaels Stores, Inc.	11.375%	11/01/16	660,000	716,925
Neiman Marcus Group, Inc. (The)	9.000%	10/15/15	685,000	711,544

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Peninsula Gaming LLC	8.375%	08/15/15	$400,000	$416,000
Peninsula Gaming LLC	10.750%	08/15/17	250,000	264,063
Regal Entertainment Group	9.125%	08/15/18	155,000	162,556
Rite Aid Corp.	10.375%	07/15/16	750,000	780,937
Rite Aid Corp.	10.250%	10/15/19	250,000	260,313
Royal Caribbean Cruises	11.875%	07/15/15	180,000	218,250
Scientific Games International, Inc.	9.250%	06/15/19	350,000	371,875
Seneca Gaming Corp.	7.250%	05/01/12	450,000	443,250
Tenneco, Inc. (f)	7.750%	08/15/18	100,000	102,500
Tenneco, Inc.	8.625%	11/15/14	210,000	215,250
Tenneco, Inc.	8.125%	11/15/15	50,000	52,313
TRW Automotive, Inc. (f)	7.250%	03/15/17	750,000	796,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (f)	7.750%	08/15/20	445,000	469,475
Yonkers Racing Corp. (f)	11.375%	07/15/16	333,000	361,305
				14,666,079

Consumer, Non-cyclical — 0.3%
ACCO Brands Corp.	10.625%	03/15/15	255,000	284,963
Alere, Inc.	9.000%	05/15/16	575,000	592,250
American Renal Holdings (f)	8.375%	05/15/18	470,000	484,100
ARAMARK Corp.	8.500%	02/01/15	635,000	660,400
Biomet, Inc.	10.000%	10/15/17	340,000	375,275
BioScrip, Inc.	10.250%	10/01/15	450,000	460,125
Cenveo Corp.	7.875%	12/01/13	485,000	468,025
CHS/Community Health Systems, Inc.	8.875%	07/15/15	775,000	823,437
Constellation Brands, Inc.	7.250%	09/01/16	380,000	404,225
Deluxe Corp.	7.375%	06/01/15	95,000	97,850
DJO Finance LLC/DJO Finance Corp.	10.875%	11/15/14	155,000	168,563
Elan Corp. plc (f)	8.750%	10/15/16	485,000	489,850
HCA, Inc.	6.375%	01/15/15	635,000	633,412
HCA, Inc.	9.625%	11/15/16	1,100,000	1,193,500
Healthsouth Corp.	7.250%	10/01/18	400,000	408,000
Radiation Therapy Services, Inc. (f)	9.875%	04/15/17	475,000	469,063
Revlon Consumer Products Corp.	9.750%	11/15/15	425,000	446,250
Service Corp. International	6.750%	04/01/16	550,000	567,187
Smithfield Foods, Inc. (f)	10.000%	07/15/14	435,000	500,250
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings (f)	10.250%	12/01/17	335,000	355,938
Tenet Healthcare Corp.	10.000%	05/01/18	1,125,000	1,285,312
United Rentals North America, Inc.	10.875%	06/15/16	360,000	406,350
Yankee Acquisition Corp.	9.750%	02/15/17	210,000	218,400
				11,792,725

Diversified — 0.0%
Reynolds Group Escrow (f)	7.750%	10/15/16	240,000	244,200

Energy — 0.2%
Anadarko Petroleum Corp.	6.375%	09/15/17	300,000	330,587
Antero Resources Finance Corp.	9.375%	12/01/17	325,000	345,313
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125%	12/15/16	345,000	341,550
Arch Coal, Inc.	7.250%	10/01/20	160,000	169,000
Basic Energy Services, Inc.	11.625%	08/01/14	455,000	500,500
Berry Petroleum Co.	10.250%	06/01/14	350,000	394,625
Chesapeake Energy Corp.	6.500%	08/15/17	485,000	503,187
Complete Production Services, Inc.	8.000%	12/15/16	15,000	15,450
Dynegy Holdings, Inc.	7.750%	06/01/19	390,000	267,150
El Paso Corp. (f)	6.500%	09/15/20	405,000	411,581
El Paso Corp.	7.000%	06/15/17	735,000	780,472
Energy Transfer Equity LP	7.500%	10/15/20	500,000	526,250
Harvest Operations Corp. (f)	6.875%	10/01/17	115,000	117,588

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Hornbeck Offshore Services, Inc.	6.125%	12/01/14	$385,000	$368,637
Newfield Exploration Co.	6.625%	04/15/16	385,000	400,400
Peabody Energy Corp.	6.500%	09/15/20	285,000	306,731
Peabody Energy Corp.	7.375%	11/01/16	585,000	637,650
PetroHawk Energy Corp.	10.500%	08/01/14	475,000	537,937
Petroleum Development Corp.	12.000%	02/15/18	50,000	55,500
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	508,399
Pride International, Inc.	6.875%	08/15/20	215,000	234,081
Rosetta Resources, Inc.	9.500%	04/15/18	190,000	195,700
Sevan Marine ASA (f)	12.000%	08/10/15	300,000	313,500
Thermon Industries, Inc. (f)	9.500%	05/01/17	550,000	574,750
				8,836,538

Financial — 0.7%
Ally Financial, Inc. (f)	7.500%	09/15/20	600,000	639,000
Ally Financial, Inc.	8.000%	11/01/31	1,950,000	2,091,375
BAC Capital Trust XI	6.625%	05/23/36	1,260,000	1,300,689
Barclays Bank plc, (VRN)(f)	8.550%	09/29/49	485,000	495,912
Cemex Finance LLC (f)	9.500%	12/14/16	365,000	367,263
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/13	72,649	75,555
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/14	108,974	113,257
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/15	108,974	112,788
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/16	181,624	187,981
CIT Group Funding Co. of Delaware LLC	10.250%	05/01/17	254,274	263,174
CIT Group, Inc.	7.000%	05/01/13	77,942	78,332
CIT Group, Inc.	7.000%	05/01/14	116,913	116,621
CIT Group, Inc.	7.000%	05/01/15	116,913	116,036
CIT Group, Inc.	7.000%	05/01/16	194,856	191,933
CIT Group, Inc.	7.000%	05/01/17	1,002,799	981,490
Citigroup Capital XXI (VRN)	8.300%	12/21/77	930,000	976,500
Citigroup, Inc.	5.875%	02/22/33	500,000	478,691
CPM Holdings, Inc. (f)	10.625%	09/01/14	380,000	409,450
Credit Acceptance Corp. (f)	9.125%	02/01/17	415,000	435,750
Entertainment Properties Trust - REIT (f)	7.750%	07/15/20	2,000,000	2,022,500
Fibria Overseas Finance Ltd. (f)	7.500%	05/04/20	233,000	247,271
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,271,667
Ford Motor Credit Co. LLC	8.700%	10/01/14	335,000	375,828
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	517,079
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	725,000	732,250
Host Hotels & Resorts LP - REIT	6.875%	11/01/14	600,000	619,500
International Lease Finance Corp. (f)	6.750%	09/01/16	220,000	235,400
International Lease Finance Corp.	5.400%	02/15/12	150,000	150,750
International Lease Finance Corp.	5.650%	06/01/14	400,000	388,000
International Lease Finance Corp.	6.625%	11/15/13	275,000	275,688
International Lease Finance Corp. (f)	8.625%	09/15/15	610,000	652,700
iStar Financial, Inc. - REIT	5.150%	03/01/12	2,574,500	2,188,325
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	1,550,000	1,526,750
NB Capital Trust IV	8.250%	04/15/27	975,000	999,375
Offshore Group Investments Ltd. (f)	11.500%	08/01/15	300,000	315,000
Pinafore LLC/Pinafore, Inc. (f)	9.000%	10/01/18	125,000	131,250
Provident Funding Associates (f)	10.250%	04/15/17	675,000	695,250
TMX Finance LLC/TitleMax Finance Corp. (f)	13.250%	07/15/15	305,000	332,831
UCI Holdco, Inc.	9.250%	12/15/13	187,422	181,799
Wells Fargo & Co., (VRN)	7.980%	02/28/49	1,275,000	1,341,937
				24,632,947

Industrial — 0.2%
Ball Corp.	7.125%	09/01/16	50,000	54,000
Ball Corp.	7.375%	09/01/19	70,000	76,125
BE Aerospace, Inc.	6.875%	10/01/20	510,000	520,200
Case New Holland, Inc. (f)	7.875%	12/01/17	775,000	841,844

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Crown Americas	7.750%	11/15/15	$350,000	$364,438
ESCO Corp. (f)	8.625%	12/15/13	160,000	164,000
Esterline Technologies Corp. (f)	7.000%	08/01/20	60,000	62,100
Goodman Global Group, Inc. (g)	0.000%	12/15/14	690,000	441,600
Harland Clarke Holdings Corp.	9.500%	05/15/15	1,000,000	947,500
Marquette Transportation Co./Marquette Transportation Finance Corp. (f)	10.875%	01/15/17	475,000	484,500
Mueller Water Products, Inc. (f)	8.750%	09/01/20	285,000	299,250
Navios Maritime Holdings, Inc.	9.500%	12/15/14	370,000	377,400
Owens Corning, Inc.	9.000%	06/15/19	360,000	425,844
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	387,450
SPX Corp.	7.625%	12/15/14	465,000	506,850
				5,953,101

Technology — 0.2%
Fidelity National Information Services, Inc. (f)	7.625%	07/15/17	85,000	90,738
Fidelity National Information Services, Inc. (f)	7.875%	07/15/20	65,000	70,038
First Data Corp.	9.875%	09/24/15	805,000	658,087
First Data Corp.	10.550%	09/24/15	939,369	759,715
Freescale Semiconductor, Inc.	8.875%	12/15/14	850,000	848,937
Freescale Semiconductor, Inc. (f)	9.250%	04/15/18	325,000	338,000
IMS Health, Inc. (f)	12.500%	03/01/18	605,000	704,825
Mantech International Corp.	7.250%	04/15/18	200,000	207,500
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	660,000	673,200
Stream Global Services, Inc.	11.250%	10/01/14	239,000	235,415
Sungard Data Systems, Inc.	10.250%	08/15/15	270,000	284,175
Unisys Corp. (f)	12.750%	10/15/14	735,000	874,650
Unisys Corp. (f)	14.250%	09/15/15	400,000	476,000
				6,221,280

Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	370,000	399,600
Edison Mission Energy	7.200%	05/15/19	1,030,000	728,725
Energy Future Holdings Corp.	5.550%	11/15/14	160,000	85,600
Intergen NV (f)	9.000%	06/30/17	525,000	555,187
NRG Energy, Inc.	7.375%	02/01/16	800,000	823,000
RRI Energy, Inc.	7.875%	06/15/17	600,000	559,500
				3,151,612

Total Corporate Bonds
(Cost $87,976,700)				96,801,793

Asset-Backed Securities — 0.5%
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.586%	11/25/35	400,000	321,108
American Express Credit Account Master Trust, Ser. 2006-B, Class A (FRN) (f)	0.297%	08/15/13	1,600,000	1,599,805
Bank of America Credit Card Trust
Ser. 2006-A11, Class A11 (FRN)	0.287%	04/15/16	1,000,000	989,715
Ser. 2006-A15, Class A15 (FRN)	0.257%	04/15/14	1,671,000	1,666,958
Ser. 2007-A6, Class A6 (FRN)	0.317%	09/15/16	3,000,000	2,965,743
Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.476%	12/25/35	392,642	379,906
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN) (STEP)	0.576%	10/25/35	409,702	389,925
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)	0.317%	02/16/16	1,900,000	1,888,337
Citibank Credit Card Issuance Trust, Ser. 2005-A3, Class A3 (FRN)	0.326%	04/24/14	1,000,000	997,563
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN) (STEP)	0.536%	04/25/34	293,688	233,337

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.696%	04/25/36	$47,584	$44,298
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (STEP) (d)	1.357%	07/19/44	106,255	25,726
FBR Securitization Trust, Ser. 2005-2, Class AV31(FRN) (STEP)	0.526%	09/25/35	105,753	105,375
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.576%	11/25/35	377,656	319,197
Home Equity Asset Trust, Ser. 2006-8, Class 2A1 (FRN)	0.306%	03/25/37	337,298	335,528
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.446%	01/25/36	636,841	594,635
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.506%	03/25/36	1,052,373	822,792
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.536%	08/25/45	965,951	938,101
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.726%	08/25/35	400,000	328,226
Ser. 2006-4, Class 2A3 (FRN) (STEP) (d)	0.416%	05/25/36	994,546	438,954
Master Asset Backed Securities Trust, Ser. 2004-HE1, Class A1 (FRN) (STEP)	0.656%	09/25/34	2,674	2,671
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.336%	03/25/33	223,034	203,020
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.576%	11/25/35	795,305	695,522
Ser. 2005-WMC4, Class M2 (FRN) (STEP)	0.696%	04/25/35	430,026	429,525
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP)(d)	3.256%	01/25/33	352,081	243,844
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (d)	0.856%	10/25/34	126,878	79,786
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (d)	0.426%	10/25/36	700,000	279,978
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.586%	10/25/35	106,290	97,551
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.556%	11/25/35	2,546,094	2,419,652
Ser. 2005-OPT4, Class 2A3 (FRN) (STEP)	0.516%	12/25/35	141,150	127,257
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.486%	09/25/36	432,263	423,523
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP) (d)	0.616%	01/25/45	259,088	167,855
Total Asset-Backed Securities
(Cost $21,458,594)				20,555,413

Mortgage-Backed Securities - Private Issuers — 1.5%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.463%	04/25/44	70,630	55,936
Ser. 2004-4, Class 4A (FRN)	2.678%	02/25/45	271,128	234,963
Ser. 2005-1, Class 6A (FRN)	2.534%	06/25/45	437,686	374,012
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	2,000,000	2,062,314
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	2,555,147	2,665,353
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,660,475
Ser. 2006-2, Class A1	5.611%	05/10/45	1,036,630	1,047,513
Ser. 2006-6, Class A2	5.309%	10/10/45	1,435,000	1,472,770
Ser. 2007-4, Class A4 (VRN)	5.934%	02/10/51	2,705,000	2,909,460
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	3.205%	12/20/34	171,974	118,695
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	1,971,988	2,078,263
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,261,931
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN)	5.426%	04/25/37	460,613	322,960
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,323,545

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-CKP1, Class A3	6.439%	12/15/35	$1,369,013	$1,440,370
GE Capital Commercial Mortgage Corp.
Ser. 2001-2, Class A4	6.290%	08/11/33	471,733	484,264
Ser. 2001-3, Class A2	6.070%	06/10/38	500,000	520,099
Ser. 2002-1A, Class A3	6.269%	12/10/35	1,283,983	1,355,450
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	520,058
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	2,282,872	2,325,238
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN)	2.638%	11/19/34	79,668	60,089
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.597%	06/20/35	101,542	85,645
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN) (STEP) (d)	1.831%	01/25/35	77,201	3,220
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIB3, Class A3	6.465%	11/15/35	415,000	431,647
Ser. 2001-CIBC, Class A3	6.260%	03/15/33	353,926	355,501
Ser. 2002-C1, Class A3	5.376%	07/12/37	950,000	1,001,856
Ser. 2004-CB8, Class A3	4.007%	01/12/39	5,000,000	5,101,904
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	1,180,000	1,197,086
LB-UBS Commercial Mortgage Trust
Ser. 2001-C3, Class A2	6.365%	12/15/28	2,419,000	2,478,598
Ser. 2002-C1, Class A4	6.462%	03/15/31	3,952,966	4,177,543
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	528,134
Ser. 2003-C8, Class A3	4.830%	11/15/27	573,040	596,649
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.163%	08/12/49	4,000,000	4,324,971
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	0.894%	08/25/29	141,904	132,297
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	807,928
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.497%	03/15/30	4,000,000	4,368,033
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.576%	10/25/35	394,940	263,603
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (d) (f)	0.606%	03/25/35	369,379	304,124
Ser. 2005-RF3, Class 1A (FRN) (d) (f)	0.606%	06/25/35	761,768	627,918
Ser. 2006-BC2, Class A2 (FRN) (STEP)	0.306%	09/25/36	268,619	262,215
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C28, Class A2	5.500%	10/15/48	1,308,000	1,340,779
Total Mortgage-Backed Securities - Private Issuers
(Cost $52,637,046)				55,683,409

Mortgage-Backed Securities - US Government Agency Obligations — 0.7%
FHLMC
Pool #1B1349	2.958%	09/01/33	1,294,057	1,364,666
Pool #1M1044 (FRN) (IO)	2.503%	09/01/36	616,391	644,334
Pool #781697 (FRN)	2.654%	07/01/34	206,151	215,021
Pool #G18022	5.500%	11/01/19	2,006,641	2,168,337
Ser. 2002-2530, Class QI (FRN) (IO)	6.743%	01/15/32	215,342	35,201
Ser. 2003-2591, Class WP	3.500%	02/15/30	145,231	146,754
Ser. 2003-2640, Class DL	3.500%	11/15/16	17,800	17,828
Ser. 2003-2705, Class LB	4.500%	09/15/26	66,883	67,020
Ser. 2003-2725, Class PC	4.500%	05/15/28	138,942	139,753
Ser. 2005-2922, Class SE (FRN) (IO)	6.493%	02/15/35	427,505	69,017
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	76,127	9,092
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	37,019	4,350
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	40,467	4,834
Ser. 2005-2980, Class SL (FRN) (IO)	6.443%	11/15/34	621,844	95,851
Ser. 2006-3153, Class JI (FRN) (IO)	6.363%	05/15/36	1,289,774	192,829
Ser. 2008-3424, Class XI (FRN) (IO)	6.313%	05/15/36	703,117	106,564
Ser. 2008-3489, Class SD (FRN) (IO)	7.543%	06/15/32	622,235	109,356

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2009-3560, Class KS (FRN) (IO)	6.143%	11/15/36	$1,628,669	$234,772
Ser. 2010-3659, Class IE (IO)	5.000%	03/15/19	580,809	69,951
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	1,404,316	129,487
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	324,942	45,340
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	145,661	19,571
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	58,315	8,859
FNMA
Pool #685563 (FRN)	2.957%	01/01/33	304,693	320,144
Pool #693348 (FRN)	2.086%	02/01/33	2,059,366	2,135,321
Pool #739758 (FRN)	2.282%	08/01/33	226,000	235,571
Pool #801335	2.020%	09/01/34	784,791	818,310
Pool #806765 (FRN)	1.999%	11/01/34	210,067	218,404
Pool #815054 (FRN)	2.532%	04/01/35	315,568	330,388
Pool #828480 (FRN)	2.711%	06/01/35	220,397	232,559
Pool #831360	5.500%	03/01/21	336,724	367,007
Pool #834928 (FRN)	2.179%	07/01/35	364,076	379,667
Pool #841068 (FRN)	2.753%	11/01/34	1,242,857	1,303,233
Pool #847637	4.677%	01/01/34	175,627	183,568
Pool #865792	5.500%	03/01/21	265,592	286,142
Pool #879906 (FRN)	3.092%	10/01/33	1,057,099	1,112,174
Pool #889487 (FRN)	2.993%	08/01/35	289,176	302,998
Pool #894611 (FRN)	3.295%	03/01/36	1,693,271	1,779,962
Pool #894613 (FRN)	3.250%	03/01/36	1,542,355	1,622,031
Pool #985096	6.000%	12/01/38	1,246,503	1,339,695
Pool #991526	6.000%	11/01/38	499,714	537,074
Pool #995651	6.000%	11/01/37	918,352	997,629
Ser. 2004-31, Class SG (FRN) (IO)	6.844%	08/25/33	548,443	77,381
Ser. 2004-49, Class SQ (FRN) (IO)	6.794%	07/25/34	349,903	62,281
Ser. 2004-51, Class SX (FRN) (IO)	6.864%	07/25/34	686,178	122,235
Ser. 2004-64, Class SW (FRN) (IO)	6.794%	08/25/34	1,052,736	161,277
Ser. 2004-66, Class SE (FRN) (IO)	6.244%	09/25/34	730,692	99,630
Ser. 2005-12, Class SC (FRN) (IO)	6.494%	03/25/35	813,142	145,185
Ser. 2005-45, Class SR (FRN) (IO)	6.464%	06/25/35	644,732	110,472
Ser. 2005-86, Class WH	5.000%	11/25/25	88,623	88,676
Ser. 2006-10, Class FD (FRN)	0.606%	03/25/36	46,783	46,646
Ser. 2006-101, Class SE (FRN) (IO)	6.994%	10/25/36	812,836	146,616
Ser. 2006-3, Class SA (FRN) (IO)	5.894%	03/25/36	636,093	87,104
Ser. 2007-25, Class FA (FRN)	0.656%	04/25/37	1,589,363	1,589,744
Ser. 2007-86, Class SB (FRN) (IO)	6.294%	09/25/37	644,642	62,352
Ser. 2008-34, Class SM (FRN) (IO)	6.494%	05/25/38	1,313,773	202,995
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	1,231,562	115,327
Ser. 2009-87, Class SX (FRN) (IO)	5.994%	11/25/39	2,750,150	406,724
Ser. 2010-65, Class IO (FRN) (IO)	5.000%	09/25/20	1,449,419	159,700
Ser. 2010-95, Class DI (FRN) (IO)	4.500%	11/25/20	829,699	85,007
FNMA Strip
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	911,581	121,763
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	51,986	6,535
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	408,769	481,326
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $24,158,346)				24,779,640

Bank Loans — 0.1%
American General Finance Corp. Term Loan B (FRN)	7.250%	04/21/15	195,000	195,731
CIT Group, Inc. (FRN)	6.250%	08/11/15	62,169	62,548
Consolidated Container Co. (FRN)	5.750%	09/28/14	500,000	446,875
Delos Aircraft, Inc. (FRN)	7.000%	03/17/16	100,000	101,250
Federal-Mogul Corp. - Term Loan B (FRN)	2.200%	12/29/14	327,720	286,909
Federal-Mogul Corp. - Term Loan C (FRN)	2.200%	12/28/15	167,204	146,382
International Lease Finance Co. (FRN)	6.750%	03/17/15	170,000	172,459
Texas Competitive Electric Holdings Co. LLC (FRN)	3.760%	10/10/14	272,464	211,311

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Texas Competitive Electric Holdings Co. LLC (FRN)	4.030%	10/10/14	$3,053	$2,368
Texas Competitive Electric Holdings Co. LLC (FRN)	4.070%	10/10/14	318,376	246,918
Vertrue, Inc. (FRN)	7.290%	08/14/15	605,000	484,000
Total Bank Loans
(Cost $2,201,693)				2,356,751

US Treasury Notes/Bonds — 16.0%
US Treasury Inflation Indexed Bond (h)	2.375%	01/15/25	30,996,082	35,643,077
US Treasury Inflation Indexed Bond	2.375%	01/15/27	10,810,500	12,478,528
US Treasury Inflation Indexed Bond	1.750%	01/15/28	93,657,600	99,269,751
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,348,262	19,285,848
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,457,294	12,771,782
US Treasury Inflation Indexed Bond	2.125%	02/15/40	64,049,275	71,570,069
US Treasury Inflation Indexed Note (h)	2.375%	04/15/11	19,550,808	19,790,618
US Treasury Inflation Indexed Note (i)	0.625%	04/15/13	42,907,488	44,057,280
US Treasury Inflation Indexed Note	1.250%	04/15/14	14,421,820	15,173,327
US Treasury Inflation Indexed Note	0.500%	04/15/15	3,621,564	3,719,459
US Treasury Inflation Indexed Note (h)	1.875%	07/15/15	25,106,368	27,293,359
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,207,520	4,851,140
US Treasury Inflation Indexed Note	1.625%	01/15/18	56,194,560	60,966,714
US Treasury Inflation Indexed Note	1.375%	07/15/18	75,824,250	81,108,290
US Treasury Inflation Indexed Note (h)	2.125%	01/15/19	32,188,814	36,237,555
US Treasury Inflation Indexed Note	1.250%	07/15/20	31,588,940	33,146,180
Total US Treasury Notes/Bonds
(Cost $529,387,287)				577,362,977

			Number of Shares	Value
Acquired Funds — 17.7%

Exchange-Traded Funds — 1.6%
iShares MSCI Emerging Markets Index Fund			275,000	12,311,750
Vanguard Emerging Markets ETF			870,000	39,498,000
Vanguard FTSE All-World ex-US ETF			100,000	4,540,000
				56,349,750

Mutual Funds — 3.4%
PIMCO Commodity RealReturn Strategy Fund			5,831,361	47,933,789
Vanguard High-Yield Corporate Fund			13,502,524	76,964,388
				124,898,177

Private Investment Funds (j) — 12.7%
Canyon Value Realization Fund, LP (a) (b) (d) (e)				49,523,271
Convexity Capital Offshore, LP (a) (b) (d) (e)				95,900,116
Farallon Capital Institutional Partners, LP (a) (b) (d) (e)				67,316,916
Joho Partners, LP (a) (b) (d) (e)				21,386,114
Lansdowne UK Equity Fund Ltd. (a) (b) (d) (e)			176,926	70,753,899
Lone Cascade, LP (a) (b)(d) (e)				15,759,197
Lone Picea, LP, Class E (a) (b) (d) (e)				1,026,062
Lone Picea, LP, Class F (a) (b) (d) (e)				1,533,691
Lone Picea, LP, Class H (a) (b) (d) (e)				1,488,266
Lone Redwood, LP (a) (b) (d) (e)				11,299,968
Maverick Fund USA Ltd. (a) (b) (d) (e)				30,382,386
Nomad Investment Partnership LP, Class A (a) (b) (d) (e)				20,867,363
Nomad Investment Partnership LP, Class R (a) (b) (d) (e)				9,703,358
OZ Domestic Partners, LP (a) (b) (d) (e)				17,569,645

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

			Number of Shares	Value
Regiment Capital Ltd. (a) (b) (d) (e)			45,152	$10,407,134
Theleme Fund Ltd. (a) (b) (d) (e)			320,000	34,824,925
				459,742,311
Total Acquired Funds
(Cost $452,840,794)				640,990,238

Preferred Stocks — 0.4%
Cedar Shopping Centers, Inc., 8.880%, Series A - REIT (United States) (a)			119,159	3,054,045
Citigroup Capital XIII, 7.875% (United States) (a)			10,000	250,000
Entertainment Properties Trust, 9.000%, Series E - REIT (United States) (a)			111,700	3,071,750
Glimcher Realty Trust, 8.750%, Series F - REIT (United States) (a)			6,600	165,000
Glimcher Realty Trust, 8.125%, Series G - REIT (United States) (a)			30,200	738,390
iStar Financial, Inc., 8.000%, Series D - REIT (United States) (a)			42,600	434,520
iStar Financial, Inc., 7.875%, Series E - REIT (United States) (a)			83,100	842,634
iStar Financial, Inc., 7.800%, Series F - REIT (United States) (a)			175,200	1,744,992
iStar Financial, Inc., 7.650%, Series G - REIT (United States)			60,700	600,930
iStar Financial, Inc., 7.500%, Series I - REIT (United States) (a)			27,800	270,216
Kilroy Realty Corp., 7.800%, Series E - REIT (United States) (a)			25,100	633,775
Kilroy Realty Corp., 7.500%, Series F - REIT (United States) (a)			29,500	737,500
Malaysian Airline System Berhad, 30.000% (Malaysia)			40,000	10,755
Taubman Centers, Inc., 8.000%, Series G - REIT (United States) (a)			28,300	723,914
Vale SA, 1.460% (Brazil)			101,300	2,771,980
Total Preferred Stocks
(Cost $13,932,618)				16,050,401

			Number of Contracts	Value
Warrants — 0.1%
Eurofins Scientific Warrants, Expiring 06/29/17 (France) (a) (b)			76	166
Global Yellow Pages Ltd. Warrants, Expiring 09/10/14 (Singapore) (a)			146,000	5,551
Henderson Land Development Co. Ltd. Warrants, Expiring 06/01/11 (Hong Kong) (a)			62,400	17,854
NMDC Ltd. (Morgan Stanley) Warrants, Expiring 03/25/15 (India) (a) (d) (f)			343,881	2,001,987
Total Warrants
(Cost $2,279,558)				2,025,558

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 24.1%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/10 (proceeds at maturity $136,722,881) (collateralized by a US Treasury Note, due 04/30/15 with a principal value of $130,275,000 and a market value of $139,485,443) (Cost $136,722,843)	0.010%	10/01/10	$136,722,843	136,722,843

US Treasury Bills — 20.3%
US Treasury Bill (k)		10/07/10	20,000,000	19,999,620
US Treasury Bill (k)		10/14/10	20,000,000	19,999,220
US Treasury Bill (k)		10/21/10	100,000,000	99,992,800
US Treasury Bill (k)		10/28/10	20,000,000	19,997,980
US Treasury Bill (k)		11/04/10	60,000,000	59,992,320
US Treasury Bill (k)		11/12/10	30,000,000	29,995,620
US Treasury Bill (k)		11/18/10	10,000,000	9,998,310
US Treasury Bill (k)		11/26/10	20,000,000	19,995,340

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (k)		12/02/10	$40,000,000	$39,991,040
US Treasury Bill (k)		12/09/10	30,000,000	29,992,230
US Treasury Bill (k)		12/16/10	39,000,000	38,989,314
US Treasury Bill (k)		12/23/10	65,000,000	64,979,460
US Treasury Bill (k)		12/30/10	20,000,000	19,992,160
US Treasury Bill (k)		01/13/11	40,000,000	39,984,760
US Treasury Bill (k)		01/20/11	40,000,000	39,983,360
US Treasury Bill (i) (k)		02/10/11	68,000,000	67,964,572
US Treasury Bill (k)		03/17/11	72,000,000	71,939,880
US Treasury Bill (k)		03/24/11	40,000,000	39,965,760
Total US Treasury Bills
(Cost $733,688,541)				733,753,746

Total Short-Term Investments
(Cost $870,411,384)				870,476,589

Total Investments — 103.1%
(Cost $3,329,471,774)				3,728,866,662

Liabilities in Excess of Other Assets — (3.1%)				(113,645,838)

Net Assets — 100.0%				$3,615,220,824

			Number of Shares	Value
Securities Sold Short — (0.8%)

Common Stocks — (0.8%)

Real Estate Investment Trusts (REITs) — (0.8%)
AMB Property Corp.			(84,200)	$(2,228,774)
Corporate Office Properties Trust			(75,500)	(2,816,905)
DiamondRock Hospitality Co. (a)			(151,000)	(1,432,990)
DuPont Fabros Technology, Inc.			(110,100)	(2,769,015)
First Potomac Realty Trust			(180,200)	(2,703,000)
LaSalle Hotel Properties			(159,700)	(3,735,383)
Liberty Property Trust			(67,500)	(2,153,250)
Piedmont Office Realty Trust, Inc., Class A			(75,100)	(1,420,141)
Post Properties, Inc.			(120,200)	(3,355,984)
Realty Income Corp.			(45,300)	(1,527,516)
Senior Housing Properties Trust			(65,600)	(1,541,600)
Sun Communities, Inc.			(94,700)	(2,907,290)

				(28,591,848)
Total Common Stocks
(Proceeds $27,023,670)				$(28,591,848)

Total Securities Sold Short
(Proceeds $27,023,670)				$(28,591,848)

ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of September 30, 2010.
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of September 30, 2010.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 22% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $462,150,783, which represents 12.8% of the fund's net assets.

(c)
A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a "designer stock".

(d)	Illiquid security.
(e)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.  The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$46,436	$39,173
Canyon Value Realization Fund, LP	12/31/97 - 04/03/06	23,797,935	49,523,271
Convexity Capital Offshore, LP	02/16/06 - 04/01/10	62,000,000	95,900,116
Eurocastle Investment Ltd.	6/19/09	234,881	198,489
Farallon Capital Institutional Partners, LP	04/01/95 - 01/04/10	42,746,139	67,316,916
Jazz Air Income Fund (UNIT)	03/12/07 - 05/22/07	66,081	40,196
Joho Partners, LP	01/03/07	15,000,000	21,386,114
Lansdowne UK Equity Fund Ltd.	06/01/06 - 10/01/09	51,000,000	70,753,899
Lone Cascade, LP	01/03/06 - 01/02/08	13,788,000	15,759,197
Lone Picea, LP, Class E	01/02/09	964,000	1,026,062
Lone Picea, LP, Class F	01/03/05	1,617,000	1,533,691
Lone Picea, LP, Class H	01/02/03 - 01/02/04	1,315,000	1,488,266
Lone Redwood, LP	12/29/98	3,154,356	11,299,968
Maverick Fund USA Ltd.	01/03/06 - 10/01/07	20,000,000	30,382,386
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	20,867,363
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	9,703,358
OZ Domestic Partners, LP	12/31/01 - 09/30/03	9,000,000	17,569,645
Regiment Capital Ltd.	06/30/03	6,000,000	10,407,134
Theleme Fund Ltd.	02/01/10	32,000,000	34,824,925
Total			$460,020,169

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(i)	Security or a portion thereof is held as initial margin for financial futures.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2010. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
125	December 2010 ASX S&P 200 Index	$14,101,319	$13,894,151	$(207,168)
391	December 2010 Australian Dollar	35,253,972	37,481,260	2,227,288
765	December 2010 British Pound	73,751,649	75,099,094	1,347,445
145	December 2010 CAC 40 Index	7,387,959	7,295,059	(92,900)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

514	December 2010 Canadian Dollar	49,386,351	49,924,820	538,469
45	December 2010 DAX Index	9,598,683	9,571,551	(27,132)
825	December 2010 Dow Jones EURO STOXX 50 Index	31,215,290	30,793,780	(421,510)
226	December 2010 Japanese Yen	33,694,653	33,902,825	208,172
219	December 2010 Swiss Franc	27,051,747	27,908,813	857,066
449	December 2010 Topix Index	44,166,087	44,453,582	287,495
100	December 2010 TSE 60 Index	13,643,556	13,855,574	212,018
377	December 2010 5-Year US Treasury Note	45,067,040	45,566,930	499,890
2	June 2014 90-day Eurodollar	484,180	487,825	3,645
				5,432,778
	Short Financial Futures Contracts
100	December 2010 FTSE 100 Index	(8,804,451)	(8,686,288)	118,163
14	December 2010 Ultra Long Term US Treasury Bond	(2,023,027)	(1,977,937)	45,090
15	December 2010 10-Year Interest Rate Swap	(1,671,525)	(1,677,656)	(6,131)
230	December 2010 30-Year US Treasury Bond	(30,619,854)	(30,755,313)	(135,459)
140	December 2010 2-Year US Treasury Note	(30,633,400)	(30,727,813)	(94,413)
275	December 2010 10-Year US Treasury Note	(34,389,697)	(34,662,891)	(273,194)
15	December 2010 90-Day Eurodollar	(3,733,013)	(3,736,500)	(3,487)
15	March 2011 90-Day Eurodollar	(3,729,975)	(3,734,625)	(4,650)
15	June 2011 90-Day Eurodollar	(3,725,475)	(3,731,812)	(6,337)
28	September 2011 90-Day Eurodollar	(6,937,118)	(6,959,400)	(22,282)
66	December 2011 90-Day Eurodollar	(16,236,160)	(16,384,500)	(148,340)
59	March 2012 90-Day Eurodollar	(14,494,378)	(14,626,838)	(132,460)
70	June 2012 90-Day Eurodollar	(17,108,075)	(17,327,625)	(219,550)
44	September 2012 90-Day Eurodollar	(10,694,077)	(10,875,150)	(181,073)
38	December 2012 90-Day Eurodollar	(9,224,842)	(9,375,550)	(150,708)
38	March 2013 90-Day Eurodollar	(9,205,292)	(9,359,875)	(154,583)
38	June 2013 90-Day Eurodollar	(9,185,517)	(9,341,825)	(156,308)
27	September 2013 90-Day Eurodollar	(6,531,358)	(6,624,788)	(93,430)
26	December 2013 90-Day Eurodollar	(6,277,722)	(6,366,425)	(88,703)
6	March 2014 90-Day Eurodollar	(1,458,023)	(1,466,475)	(8,452)
3	September 2014 90-Day Eurodollar	(728,355)	(730,237)	(1,882)
				(1,718,189)
				$3,714,589

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/06/2010	State Street Bank & Trust Co.	US Dollar	301,893	Australian Dollar	312,057	$311

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Credit Default Swap Contracts
Protection Purchased
06/20/2015	Credit Suisse First Boston International	5.000% per annum	Par upon delivery of Forest Oil Corp. Bond upon credit event	530,000	$(34,236)
09/20/2015	Credit Suisse First Boston International	1.000% per annum	Par upon delivery of Vulcan Materials Co. Bond upon credit event	885,000	72,408
					38,172

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Expiration Date	Counterparty	Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
03/31/2011	Goldman Sachs International	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	79,097,196	$942,039
09/06/2011	Barclays Capital	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	15,000,000	1,644,358
						2,586,397
Short Total Return Swap Contracts
08/31/2011	Barclays Capital	(b) (d)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	(26,917,032)	(455,949)
						$2,130,448

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$2,025,558	$2,025,558
Swap Contracts	—	—	72,408	2,586,397	2,658,805
Futures Contracts	548,625	5,178,440	—	617,676	6,344,741
Forward Contracts	—	311	—	—	311
Total Value - Assets	$548,625	$5,178,751	$72,408	$5,229,631	$11,029,415
Liability Derivatives
Swap Contracts	$—	$—	$(34,236)	$(455,949)	$(490,185)
Futures Contracts	(1,881,442)	—	—	(748,710)	(2,630,152)
Total Value - Liabilities	$(1,881,442)	$—	$(34,236)	$(1,204,659)	$(3,120,337)

See accompanying Notes to Schedule of Investments.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2010

	Number of Shares	Value
Investments — 98.9% of net assets

Common Stocks — 76.4%

Australia — 4.1%
Alumina Ltd.	97,468	$170,525
Amcor Ltd.	234,982	1,478,625
Australia and New Zealand Banking Group Ltd.	31,313	716,719
BHP Billiton Ltd.	15,511	591,384
DuluxGroup Ltd. (a)	12,250	32,325
Foster's Group Ltd.	156,577	925,376
Iluka Resources Ltd. (a)	34,024	197,324
Orica Ltd.	12,250	304,422
QBE Insurance Group Ltd.	62,953	1,050,248
Santos Ltd.	28,028	347,481
Telstra Corp. Ltd.	483,967	1,225,615
Wesfarmers Ltd.	31,896	1,014,001
		8,054,045

Austria — 0.1%
Andritz AG	952	66,882
BWIN Interactive Entertainment AG	1,691	87,785
Oesterreichische Post AG	2,942	88,112
		242,779

Belgium — 0.2%
Ageas, Strip VVPR (a) (b)	39,122	53
Anheuser-Busch InBev NV	5,983	351,501
		351,554

Brazil — 0.7%
Companhia de Concessoes Rodoviarias	28,300	730,080
Redecard SA	43,700	677,970
		1,408,050

Canada — 1.6%
AbitibiBowater, Inc. (a)	12,095	7,171
Ace Aviation Holdings, Inc., Class A (a)	6,301	68,895
BCE, Inc.	25,023	814,239
Bell Aliant Regional Communications Income Fund (b) (c) (d)	565	14,206
Bombardier, Inc., Class B	155,702	764,210
Catalyst Paper Corp. (a)	91,463	9,778
Fraser Papers, Inc. (a) (b) (c)	16,670	—
Groupe Aeroplan, Inc.	5,221	64,140
Imperial Oil Ltd.	11,213	424,915
Jazz Air Income Fund (UNIT) (b) (c) (d)	3,206	14,520
Onex Corp.	2,740	76,988
Rogers Communications, Inc., Class B	24,036	899,627
		3,158,689

Chile — 0.5%
Enersis SA - SPADR	43,400	1,020,334

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
China — 0.9%
China Construction Bank Corp., Class H	913,000	$798,403
China Shenhua Energy Co. Ltd.	85,500	352,601
Tsingtao Brewery Co. Ltd.	91,000	523,093
		1,674,097

Czech Republic — 0.3%
CEZ A.S.	13,948	625,144

Denmark — 1.1%
Carlsberg A/S, Class B	3,344	348,446
Coloplast A/S, Class B	3,852	459,489
Danske Bank A/S (a)	2,075	50,023
GN Store Nord A/S (GN Great Nordic) (a)	44,007	337,932
Novo Nordisk A/S, Class B	1,115	110,362
Topdanmark A/S (a)	343	43,210
Vestas Wind Systems A/S (a)	6,798	255,896
William Demant Holding (a)	6,590	484,942
		2,090,300

Finland — 0.9%
Cargotec Oyj, B Shares	1,322	57,236
Kone Oyj, Class B	575	29,733
Metso Oyj	16,103	739,787
Outokumpu OYJ	2,360	46,986
Sampo Oyj, Class A	27,156	734,035
Tieto Oyj	6,685	133,230
Wartsila Oyj Corp.	1,354	88,424
		1,829,431

France — 6.1%
Alstom SA	730	37,349
Atos Origin SA (a)	492	22,306
AXA SA	16,552	290,635
BNP Paribas	7,464	533,387
Carrefour SA	42,883	2,309,578
Compagnie de Saint-Gobain	19,514	870,059
Eurofins Scientific	1,059	54,398
France Telecom SA	66,924	1,448,096
GDF Suez, Strip VVPR (a) (b)	6,615	9
Groupe Eurotunnel SA Registered	33,877	288,263
Imerys SA	675	40,549
Legrand SA	10,087	341,338
Neopost SA	3,588	267,120
SA des Ciments Vicat	818	57,863
Sanofi-Aventis	31,260	2,086,028
Societe Generale, Class A	11,785	682,294
Technip SA	726	58,577
Thales SA	6,464	236,386
Total SA	32,237	1,662,764
Vinci SA	12,390	622,443
		11,909,442

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Germany — 2.9%
Adidas AG	970	$60,121
Axel Springer AG	331	43,760
BASF SE	9,698	612,715
Bayerische Motoren Werke AG	5,620	394,812
Celesio AG	1,331	29,007
Daimler AG Registered (a)	10,257	650,758
Deutsche Telekom AG	87,298	1,192,058
E.ON AG	11,185	329,213
Fresenius Medical Care AG & Co.	9,238	570,809
Fresenius Medical Care AG & Co. - ADR	4,186	258,444
GEA Group AG	1,858	46,488
Hannover Rueckversicherung AG	1,164	53,543
MLP AG	1,649	16,813
RWE AG	21,776	1,468,889
		5,727,430

Gibraltar — 0.0%
PartyGaming plc (a)	6,633	28,767

Hong Kong — 3.7%
Asia Satellite Telecommunications Holdings Ltd.	8,500	15,466
China Mobile Ltd.	60,000	613,607
First Pacific Co.	490,000	445,248
Henderson Land Development Co. Ltd.	40,668	289,091
Hong Kong & Shanghai Hotels Ltd. (The)	113,004	198,678
Hong Kong Aircraft Engineering Co. Ltd.	10,200	186,676
Hongkong Electric Holdings Ltd.	84,500	513,664
i-Cable Communications Ltd. (a)	284,000	38,005
Jardine Matheson Holdings Ltd.	48,720	2,200,644
Jardine Strategic Holdings Ltd.	48,312	1,294,543
Mandarin Oriental International Ltd.	34,881	59,718
Midland Holdings Ltd.	108,000	99,925
New World Development Ltd.	323,443	648,709
Next Media Ltd. (a)	200,000	28,789
Silver Grant International Ltd.	86,000	27,157
SmarTone Telecommunications Holdings Ltd.	134,478	176,434
Television Broadcasts Ltd.	42,000	239,087
Wheelock & Co. Ltd.	63,000	210,719
		7,286,160

India — 0.5%
Axis Bank Ltd. - GDR Registered	25,605	887,213

Indonesia — 0.8%
Bank Pan Indonesia Tbk PT (a)	3,252,270	415,167
Bank Permata Tbk PT (a)	5,572	1,178
Citra Marga Nusaphala Persada Tbk PT	156,500	18,175
Gudang Garam Tbk PT	14,000	80,791
Indofood Sukses Makmur Tbk PT	435,500	265,446
Matahari Putra Prima Tbk PT	1,073,925	114,144
Mulia Industrindo Tbk PT (a) (b)	221,500	9,555
Perusahaan Gas Negara (Persero) Tbk PT	1,347,500	582,467

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Semen Gresik (Persero) Tbk PT	152,500	$169,422
		1,656,345

Ireland — 0.6%
CRH plc	1,797	29,619
DCC plc	2,928	83,852
Experian plc	73,266	798,001
Fyffes plc	140,788	61,426
Independent News & Media plc (a)	57,544	49,868
Paddy Power plc	3,635	127,554
Total Produce plc	79,313	38,828
		1,189,148

Italy — 2.0%
Banco Popolare Societa Cooperativa	10,370	61,961
Davide Campari-Milano SpA	8,140	48,713
Eni SpA	38,515	831,522
Fiat SpA	39,749	614,867
Finmeccanica SpA	3,610	42,913
Intesa Sanpaolo SpA	301,381	981,646
Luxottica Group SpA - SPADR	16,168	441,063
Natuzzi SpA - SPADR (a)	6,600	24,486
Saipem SpA	18,929	759,930
UniCredit SpA	62,464	159,956
		3,967,057

Japan — 17.7%
Ajinomoto Co., Inc.	11,000	107,753
Alfresa Holdings Corp.	4,900	208,976
Astellas Pharma, Inc.	45,000	1,627,892
Bank of Yokohama Ltd. (The)	41,000	191,900
BML, Inc.	11,400	286,401
Canon, Inc.	34,250	1,601,564
Chiba Bank Ltd. (The)	22,000	128,568
Dai Nippon Printing Co. Ltd.	15,000	183,523
Dai-Dan Co. Ltd.	16,000	74,942
Daiichikosho Co. Ltd.	43,600	678,973
Dainippon Sumitomo Pharma Co. Ltd.	5,600	46,969
Duskin Co. Ltd.	29,600	532,375
DyDo DRINCO, Inc.	11,300	390,905
East Japan Railway Co.	4,000	241,752
FP Corp.	6,400	346,828
Fukuoka Financial Group, Inc.	63,000	252,559
Hitachi Chemical Co. Ltd.	18,600	347,942
Hitachi Ltd.	94,000	411,407
Hitachi Metals Ltd.	8,000	94,430
Isetan Mitsukoshi Holdings Ltd.	30,200	314,301
JS Group Corp.	23,600	463,504
JX Holdings, Inc.	36,400	211,501
Kao Corp.	106,100	2,589,642
Kawasaki Heavy Industries Ltd.	110,000	313,012
KDDI Corp.	122	584,690
Kinden Corp.	13,000	117,421
Kyowa Hakko Kirin Co. Ltd.	31,000	307,642
Marui Group Co. Ltd.	20,900	156,866
Matsushita Electric Works Ltd.	39,772	528,012
Meiko Network Japan Co. Ltd.	7,700	64,315

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Mitsubishi Corp.	15,600	$370,215
Mitsubishi Estate Co. Ltd.	28,200	459,788
Mitsubishi Heavy Industries Ltd.	84,000	310,497
Mitsubishi Tanabe Pharma Corp.	11,000	179,212
Mitsubishi UFJ Financial Group, Inc.	113,100	527,885
Mitsui & Co. Ltd.	4,000	59,516
Mitsui Fudosan Co. Ltd.	17,100	288,432
Mizuho Financial Group, Inc.	78,100	113,427
MOSHI MOSHI HOTLINE, Inc.	24,450	588,419
MS&AD Insurance Group Holdings	3,700	85,162
Namco Bandai Holdings, Inc.	17,400	161,332
Nippon Meat Packers, Inc.	19,000	233,049
Nippon Suisan Kaisha Ltd.	36,300	119,799
Nippon Telegraph & Telephone Corp.	13,700	596,751
NISSIN FOODS HOLDINGS CO. Ltd.	16,400	592,791
Nitto Denko Corp.	11,700	458,863
NKSJ Holdings, Inc. (a)	142,000	893,359
NSK Ltd.	29,000	197,209
NTT Data Corp.	71	225,018
NTT DoCoMo, Inc.	114	190,390
Obayashi Corp.	64,000	254,513
OLYMPUS Corp.	25,000	656,599
OMRON Corp.	10,900	248,239
Onward Holdings Co. Ltd.	20,000	157,164
Panasonic Corp.	20,800	282,159
Sansei Yusoki Co. Ltd.	36,000	162,579
SAZABY LEAGUE Ltd.	18,200	304,147
Secom Co. Ltd.	23,400	1,056,797
Sekisui House Ltd.	62,000	558,007
Seven & I Holdings Co. Ltd.	71,860	1,686,671
Seven Bank Ltd.	317	567,736
Shimizu Corp.	42,000	155,470
Shiseido Co. Ltd.	12,600	283,355
Sony Corp.	2,800	86,607
Sumitomo Electric Industries Ltd.	40,700	497,586
Sumitomo Forestry Co. Ltd.	24,600	172,617
Sumitomo Mitsui Financial Group, Inc.	16,800	490,229
Taiyo Nippon Sanso Corp.	16,000	136,390
Takeda Pharmaceutical Co. Ltd.	35,100	1,617,264
TOKAI Corp. - Gifu	11,400	163,880
Tokio Marine Holdings, Inc.	37,800	1,021,768
Tokyo Electric Power Co., Inc. (The)	12,100	295,221
Tokyo Gas Co. Ltd.	115,000	522,103
Tokyo Ohka Kogyo Co. Ltd.	4,900	87,492
Toyo Seikan Kaisha Ltd.	15,700	283,603
Toyota Motor Corp.	31,900	1,143,376
Trend Micro, Inc.	1,300	38,775
West Japan Railway Co.	192	689,200
Yamada Denki Co. Ltd.	2,920	181,210
Yamato Holdings Co. Ltd.	32,500	393,994
Yaskawa Electric Corp.	24,000	194,063
ZOJIRUSHI Corp.	67,000	167,745
		34,614,238

Luxembourg — 0.3%
ArcelorMittal	17,145	567,431
Oriflame Cosmetics SA	777	49,949
		617,380

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Malaysia — 0.9%
AMMB Holdings Berhad	136,887	$262,852
Bumiputra-Commerce Holdings Berhad	231,598	612,723
Carlsberg Brewery Malaysia Berhad	20,900	35,110
Genting Malaysia Berhad	388,300	426,196
Malaysian Airline System Berhad (a)	65,300	49,262
Multi-Purpose Holdings Berhad	87,150	62,645
Sime Darby Berhad	76,252	209,905
		1,658,693

Mexico — 0.1%
America Movil SA de CV, Series L - ADR	2,035	108,527
Telefonos de Mexico SAB de CV, Series L - SPADR	1,300	19,409
		127,936

Netherlands — 3.2%
ASML Holding NV	1,711	51,303
Heineken NV	10,178	529,062
ING Groep NV - CVA (a)	84,518	872,873
Koninklijke (Royal) KPN NV	28,323	438,443
Koninklijke Boskalis Westminster NV - CVA	10,491	440,596
Randstad Holding NV (a)	1,208	54,924
Reed Elsevier NV	78,055	985,809
Royal Dutch Shell plc, Class A	71,910	2,175,315
Royal Dutch Shell plc, Class B	13,797	402,771
TNT NV	1,099	29,570
Wolters Kluwer NV	12,646	266,061
		6,246,727

New Zealand — 0.3%
PGG Wrightson Ltd. (a)	247,338	101,582
Telecom Corp. of New Zealand Ltd.	302,868	451,998
		553,580

Norway — 0.3%
DNB NOR ASA	26,843	365,971
StatoilHydro ASA	9,841	205,453
Storebrand ASA (a)	5,558	33,955
		605,379

Peru — 0.2%
Credicorp Ltd.	2,900	330,310

Philippines (The) — 1.4%
ABS-CBN Holdings Corp.	459,900	582,529
Ayala Corp.	81,669	759,884
Banco de Oro Unibank, Inc.	40,000	54,888
Benpres Holdings Corp. (a)	726,000	104,079
DMCI Holdings, Inc.	241,000	150,891
Globe Telecom, Inc.	16,460	333,657
Jollibee Foods Corp.	74,400	155,930
Philippine Long Distance Telephone Co. - SPADR	8,500	508,810
		2,650,668

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Russia — 0.3%
Lukoil OAO - SPADR	11,400	$646,380

Singapore — 1.3%
Genting Singapore plc (a)	49,224	69,775
Great Eastern Holdings Ltd.	28,000	332,731
GuocoLeisure Ltd.	184,000	93,635
Singapore Telecommunications Ltd.	350,000	835,192
STATS ChipPAC Ltd. (a)	305,000	327,596
United Industrial Corp. Ltd.	19,000	33,804
United Overseas Bank Ltd.	64,565	898,790
Yellow Pages Singapore Ltd.	122,500	16,314
		2,607,837

South Africa — 1.0%
Anglo Platinum Ltd. (a)	911	86,291
AngloGold Ashanti Ltd.	868	40,181
City Lodge Hotels Ltd.	3,166	35,841
Clicks Group Ltd.	15,559	98,387
Discovery Holdings Ltd.	2,892	16,214
FirstRand Ltd.	50,645	155,808
Gold Fields Ltd.	2,969	45,190
Hosken Consolidated Investments Ltd.	10,131	106,504
JD Group Ltd.	3,792	25,964
Nedbank Group Ltd.	12,336	260,321
Pretoria Portland Cement Co. Ltd.	112,912	517,665
RMB Holdings Ltd.	58,724	319,609
Sun International Ltd.	17,547	245,645
		1,953,620

South Korea — 0.4%
KB Financial Group, Inc.	1,159	49,808
Korea Electric Power Corp. (a)	950	24,529
KT&G Corp.	8,871	529,037
POSCO	179	81,006
Samsung Electronics Co. Ltd.	152	103,581
SK Telecom Co. Ltd.	506	76,106
		864,067

Spain — 3.0%
Acciona SA	2,874	243,424
Acerinox SA	27,654	493,024
Banco Santander SA	99,192	1,256,734
Gestevision Telecinco SA	15,697	172,716
Iberdrola SA	200,025	1,541,389
Telefonica SA	77,252	1,916,455
Viscofan SA	6,154	202,977
		5,826,719

Sweden — 1.1%
Assa Abloy AB, Class B	21,737	549,046
Hoganas AB, Class B	5,866	190,418
Modern Times Group AB, Class B	1,650	122,977
Nordea Bank AB	5,018	52,351

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Svenska Handelsbanken AB, Class A	16,382	$537,596
Swedish Match AB	9,039	241,200
Telefonaktiebolaget LM Ericsson, Class B	32,911	361,540
		2,055,128

Switzerland — 3.2%
ABB Ltd. (a)	1,630	34,394
Adecco SA	5,983	313,137
Compagnie Financiere Richemont SA	9,716	467,634
Geberit AG	2,323	414,037
Helvetia Holding AG	131	45,493
Logitech International SA (a)	11,063	192,955
Novartis AG	44,955	2,590,483
PubliGroupe SA (a)	661	65,275
Roche Holding AG	4,010	547,526
Sonova Holding AG Registered	958	117,044
Swiss Reinsurance Co. Ltd.	1,086	47,561
UBS AG Registered (a)	16,459	279,950
Zurich Financial Services AG	4,829	1,132,666
		6,248,155

Taiwan — 0.8%
Chunghwa Telecom Co. Ltd.	25,000	55,987
Chunghwa Telecom Co. Ltd. - ADR	22,927	513,705
Taiwan Semiconductor Manufacturing Co. Ltd.	441,792	876,428
Uni-President Enterprises Corp.	53,116	68,864
		1,514,984

Thailand — 0.9%
Advanced Info Service PCL	110,600	346,195
GMM Grammy PCL	92,100	45,519
Kasikornbank PCL	66,300	270,880
Land and Houses PCL	252,200	63,154
Matichon PCL	84,700	18,977
MBK PCL	40,300	131,788
Siam Cement PCL	59,500	721,450
Thanachart Capital PCL	126,800	172,339
		1,770,302

Turkey — 0.4%
Turkcell Iletisim Hizmetleri A/S - ADR	20,800	348,609
Turkiye Garanti Bankasi AS	65,298	378,521
		727,130

United Kingdom — 12.5%
Admiral Group plc	4,441	116,115
AMEC plc	4,636	71,921
Anglo American plc - ADR	11,990	238,241
Anglo American plc - LSE Shares	1,473	59,784
Aviva plc	40,641	255,184
BAE Systems plc	77,294	416,064
Barclays plc	82,448	387,157
Barratt Developments plc (a)	15,154	23,566
BG Group plc	55,663	978,759
BHP Billiton plc	19,893	635,180

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
BP plc	346,408	$2,368,191
Bradford & Bingley plc (a) (b)	97,457	—
British American Tobacco plc	884	33,028
British Sky Broadcasting Group plc	8,754	97,025
Bunzl plc	16,779	200,235
Cable & Wireless Communications plc	229,828	205,045
Cable & Wireless Worldwide	172,438	199,007
Capita Group plc	50,203	620,446
Carnival plc	8,090	318,221
Centrica plc	10,135	51,529
Close Brothers Group plc	3,049	35,370
Compass Group plc	194,936	1,625,523
Connaught plc (c)	8,231	—
Daily Mail & General Trust NV, Class A	5,108	42,195
Devro plc	30,936	121,495
Diageo plc	26,084	449,478
Enterprise Inns plc (a)	33,868	57,019
G4S plc	67,502	270,111
GlaxoSmithKline plc	89,822	1,772,058
Hays plc	74,324	132,140
HMV Group plc	22,914	17,274
Homeserve plc	20,885	144,427
HSBC Holdings plc	3,969	40,194
ICAP plc	45,471	308,804
Informa plc	58,812	387,281
International Personal Finance	51,318	217,745
Intertek Group plc	26,046	749,527
Invensys plc	77,511	363,716
ITV plc (a)	199,440	186,830
Jupiter Fund Management plc (a)	10,436	42,549
Ladbrokes plc	52,837	111,451
Lloyds Banking Group plc (a)	292,264	341,096
Michael Page International plc	8,288	60,025
Millennium & Copthorne Hotels plc	7,590	62,050
National Express Group plc (a)	9,904	37,749
Northgate plc (a)	6,578	22,414
Provident Financial plc	16,168	209,511
Reckitt Benckiser Group plc	12,146	668,630
Reed Elsevier plc	31,792	269,105
Rexam plc	43,540	210,209
Rightmove plc	24,502	282,296
Rio Tinto plc	9,940	583,668
Rolls-Royce Group plc (a)	9,465	89,848
RSA Insurance Group plc	28,448	58,440
Sage Group plc	104,229	452,861
Smith & Nephew plc	5,144	46,931
Smiths Group plc	11,194	214,655
Sportingbet plc	71,524	88,960
SSL International plc	1,852	33,723
Stagecoach Group plc	73,990	212,019
Tesco plc	151,599	1,010,250
Thomas Cook Group plc	95,078	256,512
Tui Travel plc	80,563	271,543
Unilever plc	71,127	2,060,862
Vodafone Group plc	900,416	2,228,949
WH Smith plc	15,671	111,545
WPP plc	23,065	255,425
		24,489,161

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

			Number of Shares	Value
United States — 0.1%
NII Holdings, Inc., Class B (a)			3,018	$124,040

Total Common Stocks
(Cost $141,337,977)				149,338,419

Acquired Funds — 13.2%
Private Investment Funds (e) — 13.2%
Convexity Capital Offshore, LP (a) (b) (c) (d)				10,154,276
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)			27,165	10,863,337
Lone Dragon Pine, LP (a) (b) (c) (d)				4,838,490
				25,856,103

Total Acquired Funds
(Cost $17,287,313)				25,856,103

Preferred Stocks — 0.6%
Itausa - Investimentos Itau SA, 0.46% (Brazil)			58,200	444,411
Malaysian Airline System Berhad, 30.00% (Malaysia)			20,000	5,377
Vale SA, 1.46% (Brazil)			27,340	748,134

Total Preferred Stocks
(Cost $941,708)				1,197,922

			Number of Contracts	Value
Warrants — 0.0%
Eurofins Scientific Warrants, Expiring 06/29/17 (France) (a) (c)			22	48
Global Yellow Pages Ltd. Warrants, Expiring 09/10/14 (Singapore) (a)			35,000	1,331
Henderson Land Development Co. Ltd. Warrants, Expiring 06/01/11 (Hong Kong) (a)			9,000	2,575

Total Warrants
(Cost $43)				3,954

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 8.7%

Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/10 (proceeds at maturity $6,128,919) (collateralized by a US Treasury Note, due 04/30/15 with a principal value of $5,845,000 and a market value of $6,258,242) (Cost $6,128,917)	0.010%	10/01/10	$6,128,917	6,128,917

US Treasury Bills — 5.6%
US Treasury Bill (f)		11/18/10	3,000,000	2,999,493
US Treasury Bill (f)		12/16/10	1,000,000	999,726

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (f) (g)		03/17/11	$7,000,000	$6,994,155
Total US Treasury Bills
(Cost $10,992,628)				10,993,374

Total Short-Term Investments
(Cost $17,121,545)				17,122,291

Total Investments — 98.9%
(Cost $176,688,586)				193,518,689

Other Assets in Excess of Liabilities — 1.1%				2,087,001

Net Assets — 100.0%				$195,605,690

ADR	American Depositary Reciept
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Reciept
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
SPADR	Sponsored ADR
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 28% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $27,678,731, which represents 14.2% of the fund's net assets.

(d)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Bell Aliant Regional Communications Income Fund	07/11/06	$16,840	$14,206
Convexity Capital Offshore, LP	02/16/06	7,333,333	10,154,276
Jazz Air Income Fund (UNIT)	03/12/07-05/22/07	23,682	14,520
Lansdowne UK Equity Fund Ltd.	05/31/03	4,953,980	10,863,337
Lone Dragon Pine, LP	03/31/08	5,000,000	4,838,490
Total (13.2% of net assets)			$25,884,829

(e)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
16	December 2010 ASX S&P 200 Index	$1,804,031	$1,778,451	$(25,580)
103	December 2010 Canadian Dollar	9,896,717	10,004,390	107,673
232	December 2010 Dow Jones EURO STOXX 50 Index	8,735,078	8,659,584	(75,494)
12	December 2010 Euro Dollar	1,905,981	2,045,100	139,119

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
27	December 2010 Swiss Franc	$3,335,060	$3,440,813	$105,753
44	December 2010 Topix Index	4,327,592	4,356,253	28,661
64	December 2010 TSE 60 Index	8,732,020	8,867,567	135,547
				415,679
	Short Financial Futures Contracts
9	December 2010 Australian Dollar	(811,453)	(862,740)	(51,287)
12	December 2010 British Pound	(1,158,219)	(1,178,025)	(19,806)
26	December 2010 FTSE 100 Index	(2,258,892)	(2,258,435)	457
45	December 2010 Japanese Yen	(6,721,712)	(6,750,562)	(28,850)
				(99,486)
				$316,193

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/05/2010	State Street Bank & Trust Co.	US Dollar	86,046	Australian Dollar	88,657	$355

Total Return Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/(Depreciation)
Long Total Return Swap Contracts
06/30/2011	Barclays Bank, PLC	(c)	1 Month LIBOR plus a specified spread	iShares MSCI Emerging Markets Index Fund	$5,634,410	$96,015
07/18/2011	Goldman Sachs International	(c)	3 Month LIBOR plus specified spread	MSCI AC World Index ex USA	9,220,236	650,595
08/31/2011	Goldman Sachs International	(c)	1 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	9,164,363	1,047,244
						$1,793,854

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$3,954	$3,954
Swap Contracts	—	1,793,854	1,793,854
Futures Contracts	352,545	164,665	517,210
Forwards Contracts	355	—	355
Total Value - Assets	$352,900	$1,962,473	$2,315,373
Liability Derivatives
Futures Contracts	$(99,943)	$(101,074)	$(201,017)
Total Value - Liabilities	$(99,943)	$(101,074)	$(201,017)

See accompanying Notes to Schedule of Investments.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2010

	Number of Shares	Value
Investments — 99.6% of net assets

Common Stocks — 77.1%

Aerospace & Defense — 2.2%
AAR Corp. (a)	59,815	$1,116,148
General Dynamics Corp.	2,300	144,463
L-3 Communications Holdings, Inc.	3,000	216,810
Lockheed Martin Corp.	5,300	377,784
Northrop Grumman Corp.	6,700	406,221
Raytheon Co.	5,100	233,121
		2,494,547

Air Freight & Logistics — 0.2%
FedEx Corp.	2,400	205,200

Automobiles — 0.3%
Ford Motor Co. (a)	25,200	308,448

Beverages — 1.9%
Coca-Cola Co. (The)	2,300	134,596
Constellation Brands, Inc., Class A (a)	109,400	1,935,286
		2,069,882

Biotechnology — 0.9%
Amgen, Inc. (a)	7,200	396,792
Biogen Idec, Inc. (a)	6,600	370,392
Gilead Sciences, Inc. (a)	5,500	195,855
		963,039

Capital Markets — 1.0%
Ameriprise Financial, Inc.	7,700	364,441
Franklin Resources, Inc.	3,300	352,770
T. Rowe Price Group, Inc.	6,800	340,442
		1,057,653

Chemicals — 3.3%
Agrium, Inc. (Canada)	4,200	314,958
E. I. du Pont de Nemours & Co.	3,000	133,860
International Flavors & Fragrances, Inc.	26,000	1,261,520
Nalco Holding Co.	68,968	1,738,683
PPG Industries, Inc.	3,600	262,080
		3,711,101

Commercial Banks — 1.6%
North Valley Bancorp (a)	69,300	110,880
PNC Financial Services Group, Inc.	5,100	264,741
Prosperity Bancshares, Inc.	23,187	752,882
Wells Fargo & Co.	26,300	660,919
		1,789,422

Commercial Services & Supplies — 1.2%
KAR Auction Services, Inc. (a)	103,500	1,305,135

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	6,100	$133,590
Research In Motion Ltd. (Canada) (a)	7,100	345,699
		479,289

Computers & Peripherals — 1.9%
Apple, Inc. (a)	1,000	283,750
Hewlett-Packard Co.	8,600	361,802
QLogic Corp. (a)	80,000	1,411,200
SanDisk Corp. (a)	2,900	106,285
		2,163,037

Consumer Finance — 0.3%
Capital One Financial Corp.	9,100	359,905

Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	5,500	282,425
DeVry, Inc.	28,200	1,387,722
ITT Educational Services, Inc. (a)	16,100	1,131,347
		2,801,494

Diversified Financial Services — 1.0%
CME Group, Inc.	1,000	260,450
JPMorgan Chase & Co.	15,200	578,664
NYSE Euronext	10,700	305,699
		1,144,813

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	23,400	669,240
BCE, Inc. (Canada)	9,600	312,000
General Communications, Inc., Class A (a)	94,100	938,177
Verizon Communications, Inc.	4,100	133,619
		2,053,036

Electric Utilities — 2.2%
Edison International	9,900	340,461
Entergy Corp.	3,300	252,549
Exelon Corp.	3,100	131,998
NV Energy, Inc.	130,400	1,714,760
		2,439,768

Electronic Equipment, Instruments & Components — 4.2%
Checkpoint Systems, Inc. (a)	145,700	2,964,995
Rogers Corp. (a)	45,000	1,416,600
Tyco Electronics Ltd. (Switzerland)	11,100	324,342
		4,705,937

Energy Equipment & Services — 1.9%
Cal Dive International, Inc. (a)	63,207	345,742
Tidewater, Inc.	40,000	1,792,400
		2,138,142

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value

Food & Staples Retailing — 2.2%
BJ's Wholesale Club, Inc. (a)	7,200	$298,800
CVS Caremark Corp.	9,100	286,377
Geerlings & Wade, Inc. (a)	66,300	206
Kroger Co. (The)	14,100	305,406
Safeway, Inc.	15,400	325,864
Sysco Corp.	11,900	339,388
Wal-Mart Stores, Inc.	11,600	620,832
Walgreen Co.	6,900	231,150
		2,408,023

Food Products — 0.2%
Archer-Daniels-Midland Co.	8,500	271,320

Health Care Equipment & Supplies — 1.9%
Accuray, Inc. (a)	144,294	897,509
Cooper Companies, Inc. (The)	16,698	771,782
CR Bard, Inc.	1,600	130,288
PharmChem, Inc. (a) (b)	269,200	296
St. Jude Medical, Inc. (a)	4,700	184,898
Zimmer Holdings, Inc. (a)	2,200	115,126
		2,099,899

Health Care Providers & Services — 4.7%
Aetna, Inc.	6,700	211,787
AmerisourceBergen Corp.	10,600	324,996
Cardinal Health, Inc.	9,100	300,664
Humana, Inc. (a)	5,900	296,416
Lincare Holdings, Inc.	30,000	752,700
Owens & Minor, Inc.	31,200	887,952
PharMerica Corp. (a)	41,100	391,683
UnitedHealth Group, Inc.	13,800	484,518
Universal Health Services, Inc., Class B	37,900	1,472,794
WellPoint, Inc. (a)	2,400	135,936
		5,259,446

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.	99,300	1,872,798
McDonald's Corp.	2,100	156,471
		2,029,269

Household Products — 0.8%
Colgate-Palmolive Co.	4,000	307,440
Procter & Gamble Co. (The)	9,100	545,727
		853,167

Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group, Inc.	4,600	148,304

Insurance — 5.2%
ACE Ltd. (Switzerland)	5,900	343,675
Aflac, Inc.	6,700	346,457
Arthur J. Gallagher & Co.	50,000	1,318,500
Brown & Brown, Inc.	60,000	1,211,400

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Chubb Corp.	6,500	$370,435
Prudential Financial, Inc.	2,500	135,450
Travelers Companies, Inc. (The)	7,900	411,590
Willis Group Holdings plc (United Kingdom)	54,510	1,679,998
		5,817,505

IT Services — 1.4%
CoreLogic, Inc.	17,000	325,720
Fiserv, Inc. (a)	3,600	193,752
International Business Machines Corp. (IBM)	6,600	885,324
Visa, Inc., Class A	2,800	207,928
		1,612,724

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (a)	21,400	1,024,632

Machinery — 2.0%
Caterpillar, Inc.	4,000	314,720
Cummins, Inc.	1,900	172,102
Dover Corp.	3,200	167,072
John Bean Technologies Corp.	88,300	1,422,513
Parker Hannifin Corp.	2,500	175,150
		2,251,557

Media — 2.8%
Comcast Corp., Class A	12,400	224,192
DIRECTV, Class A (a)	12,300	512,049
Live Nation, Inc. (a)	156,538	1,546,595
News Corp., Class A	10,000	130,600
Time Warner Cable, Inc.	4,500	242,955
Time Warner, Inc.	14,466	443,383
		3,099,774

Metals & Mining — 0.9%
Haynes International, Inc.	19,539	682,302
Pacific Rim Mining Corp. (Canada) (a) (c) (d)	35,000	6,650
Southern Copper Corp.	9,500	333,640
		1,022,592

Multi-Utilities — 0.8%
OGE Energy Corp.	14,500	578,115
Public Service Enterprise Group, Inc.	10,700	353,956
		932,071

Multiline Retail — 3.0%
Big Lots, Inc. (a)	65,125	2,165,406
Saks, Inc. (a)	100,000	860,000
Target Corp.	5,700	304,608
		3,330,014

Office Electronics — 1.6%
Zebra Technologies Corp., Class A (a)	52,793	1,775,957

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Number of Shares	Value
Oil, Gas & Consumable Fuels — 5.9%
Bill Barrett Corp. (a)	54,500	$1,962,000
Chevron Corp.	11,500	932,075
ConocoPhillips	11,600	666,188
Exxon Mobil Corp.	18,200	1,124,578
Hess Corp.	5,400	319,248
Marathon Oil Corp.	11,600	383,960
Murphy Oil Corp.	2,400	148,608
Stone Energy Corp. (a)	53,700	791,001
Valero Energy Corp.	18,000	315,180
		6,642,838

Pharmaceuticals — 0.7%
Eli Lilly & Co.	6,800	248,404
Forest Laboratories, Inc. (a)	5,000	154,650
Johnson & Johnson	6,600	408,936
		811,990

Road & Rail — 0.5%
CSX Corp.	2,700	149,364
Norfolk Southern Corp.	2,400	142,824
Union Pacific Corp.	3,000	245,400
		537,588

Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.	14,800	172,864
Cabot Microelectronics Corp. (a)	47,757	1,536,820
Intel Corp.	29,400	565,362
Texas Instruments, Inc.	17,500	474,950
		2,749,996

Software — 1.7%
Activision Blizzard, Inc.	27,500	297,550
CA, Inc.	6,500	137,280
Microsoft Corp.	39,500	967,355
NexPrise, Inc. (a) (b)	28,553	1,713
Oracle Corp.	9,800	263,130
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	15,500	235,135
		1,902,497

Specialty Retail — 2.3%
AutoZone, Inc. (a)	1,600	366,256
Gap, Inc. (The)	15,100	281,464
PetSmart, Inc.	47,200	1,652,000
TJX Companies, Inc. (The)	6,400	285,632
		2,585,352

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	8,000	343,680
Hanesbrands, Inc. (a)	65,222	1,686,641
VF Corp.	1,900	153,938
		2,184,259

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

			Number of Shares	Value
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.			10,800	$132,408

Tobacco — 0.5%
Philip Morris International, Inc.			10,300	577,006

Trading Companies & Distributors — 0.3%
W.W. Grainger, Inc.			2,700	321,597

Wireless Telecommunication Services — 1.5%
United States Cellular Corp. (a)			36,000	1,654,920

Total Common Stocks
(Cost $74,252,937)				86,226,553

Acquired Funds (e) — 15.4%

Private Investment Funds

Long/Short Equity Fund — 15.3%
Adage Capital Partners, LP (a) (b) (c) (d)				17,146,645

Other — 0.1%
Gotham Partners, LP (a) (b) (c) (d)				75,830

Total Acquired Funds
(Cost $11,193,263)				17,222,475

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 7.1%

Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/10 (proceeds at maturity $1,948,636) (collateralized by a US Treasury Note, due 04/30/15 with a principal value of $1,870,000 and a market value of $2,002,209) (Cost $1,948,635)	0.010%	10/01/10	$1,948,635	1,948,635

US Treasury Bills — 5.4%
US Treasury Bill (f)		10/21/10	1,000,000	999,928
US Treasury Bill (f) (g)		12/16/10	3,000,000	2,999,178
US Treasury Bill (f) (g)		03/17/11	2,000,000	1,998,330
Total US Treasury Bills
(Cost $5,997,104)				5,997,436

Total Short-Term Investments
(Cost $7,945,739)				7,946,071

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Total Investments — 99.6%
(Cost $93,391,939)	111,395,099

Other Assets in Excess of Liabilities — 0.4%	495,493

Net Assets — 100.0%	$111,890,592

*
Approximately 68% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)	Illiquid security.
(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $17,229,125, which represents 15.4% of the fund's net assets.

(d)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2010, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP’s board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid.  The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02-06/30/03	$10,542,541	$17,146,645
Gotham Partners, LP	06/29/97	650,722	75,830
Pacific Rim Mining Corp.	06/01/2004	100,800	6,650
Total (15.4% of net assets)			$17,229,125

(e)	Portfolio holdings information of the Acquired Funds is not available as of September 30, 2010. These positions are therefore grouped into their own industry classification.
(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Financial Futures Contracts
146	December 2010 S&P 500 Index	$40,741,929	$41,489,550	$747,621
	Short Financial Futures Contracts
262	December 2010 S&P Midcap 400 e-Mini Index	(19,939,469)	(20,962,620)	(1,023,151)
160	December 2010 Russell 2000 e-Mini Index	(10,231,102)	(10,792,000)	(560,898)
				(1,584,049)
				$(836,428)

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of on the fund’s derivative instruments as of September 30, 2010.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2010, grouped by contract type and risk exposure category.

Derivative Type	Equity Risk	Total
Asset Derivatives
Futures Contracts	$747,621	$747,621
Total Value - Assets	$747,621	$747,621
Liability Derivatives
Futures Contracts	$(1,584,049)	$(1,584,049)
Total Value - Liabilities	$(1,584,049)	$(1,584,049)

See accompanying Notes to Schedule of Investments.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2010

	Interest Rate	Maturity Date	Principal Amount	Value
Investments — 100.3% of net assets
Short-Term Investments — 100.3%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement issued
    on 09/30/10 (proceeds at maturity $2,094,449)
    (collateralized by a US Treasury Note, due 04/30/15
    with a principal value of $2,000,000 and a market value
    of $2,141,400)

(Cost $2,094,448)	0.010%	10/01/10	$2,094,448	$2,094,448

US Treasury Bills — 99.4%
US Treasury Bill (a)		11/12/10	25,000,000	24,996,350
US Treasury Bill (a)		12/23/10	39,000,000	38,987,676
US Treasury Bill (a)		12/30/10	3,000,000	2,998,824
US Treasury Bill (a)		01/27/11	18,000,000	17,992,332
US Treasury Bill (a)		02/10/11	2,000,000	1,998,958
US Treasury Bill (a)		02/24/11	1,000,000	999,392
US Treasury Bill (a)		03/03/11	22,000,000	21,983,918
US Treasury Bill (a)		03/10/11	56,000,000	55,954,696
US Treasury Bill (a)		03/17/11	17,000,000	16,985,805
US Treasury Bill (a)		03/24/11	50,000,000	49,957,200
US Treasury Bill (a)		03/31/11	2,000,000	1,998,070
Total US Treasury Bills
(Cost $234,834,426)				234,853,221

Total Short-Term Investments
(Cost $236,928,874)				236,947,669

Total Investments — 100.3%
(Cost $236,928,874)				236,947,669

Liabilities in Excess of Other Assets — (0.3%)				(760,850)

Net Assets — 100.0%				$236,186,819

(a)    Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	September 30, 2010

1.   Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the ‘‘funds.’’

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and rating, and are deemed representative of market values at the close of the market. Over-the-counter stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined.  If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.  Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$786,232,737	$625,351,770	$—	$1,411,584,507
Convertible Bonds	—	9,797,397	—	9,797,397
Subordinated Convertible Notes	—	401,989	—	401,989
Corporate Bonds	—	96,801,793	—	96,801,793
Asset-Backed Securities	—	20,555,413	—	20,555,413
Mortgage-Backed Securities	—	80,463,049	—	80,463,049
Bank Loans	—	2,356,751	—	2,356,751
US Treasury Notes/Bonds	577,362,977	—	—	577,362,977

Valuation Inputs	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds and Mutual Funds	181,247,927	—	—	181,247,927
Private Investment Funds	—	—	459,742,311	459,742,311
Preferred Stocks	13,017,666	3,032,735	—	16,050,401
Warrants	—	2,025,558	—	2,025,558
Short-Term Investments	870,476,589	—	—	870,476,589
Total Investments in Securities	2,428,337,896	840,786,455	459,742,311	3,728,866,662
Financial Futures Contracts – Interest Rate Risk	548,625	—	—	548,625
Financial Futures Contracts – Foreign Currency Risk	5,178,440	—	—	5,178,440
Financial Futures Contracts – Equity Risk	617,676	—	—	617,676
Forward Currency Contract – Foreign Currency Risk	311	—	—	311
Swap Contracts – Credit Risk	—	72,408	—	72,408
Swap Contracts – Equity Risk	—	2,586,397	—	2,586,397
Total Other Financial Instruments	6,345,052	2,658,805	—	9,003,857
Total Assets	$2,434,682,948	$843,445,260	$459,742,311	$3,737,870,519

Liabilities
Common Stocks Sold Short	$(28,591,848)	$—	$—	$(28,591,848)
Total Securities Sold Short	(28,591,848)	—	—	(28,591,848)
Financial Futures Contracts – Interest Rate Risk	(1,881,442)	—	—	(1,881,442)
Financial Futures Contracts – Equity Risk	(748,710)	—	—	(748,710)
Swap Contracts – Credit Risk	—	(34,236)	—	(34,236)
Swap Contracts – Equity Risk	—	(455,949)	—	(455,949)
Total Other Financial Instruments	(2,630,152)	(490,185)	—	(3,120,337)
Total Liabilities	$(31,222,000)	$(490,185)	$—	$(31,712,185)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$12,154,438	$137,183,981	$—	$149,338,419
Private Investment Funds	—	—	25,856,103	25,856,103
Preferred Stocks	—	1,197,922	—	1,197,922
Warrants	—	3,954	—	3,954
Short-Term Investments	17,122,291	—	—	17,122,291
Total Investments in Securities	29,276,729	138,385,857	25,856,103	193,518,689
Financial Futures Contracts – Foreign Currency Risk	352,545	—	—	352,545
Financial Futures Contracts – Equity Risk	164,665	—	—	164,665
Forward Currency Contract – Foreign Currency Risk	355	—	—	355
Swap Contracts – Equity Risk	—	1,793,854	—	1,793,854
Total Other Financial Instruments	517,565	1,793,854	—	2,311,419
Total Assets	$29,794,294	$140,179,711	$25,856,103	$195,830,108

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(99,943)	$—	$—	$(99,943)
Financial Futures Contracts – Equity Risk	(101,074)	—	—	(101,074)
Total Other Financial Instruments	(201,017)	—	—	(201,017)
Total Liabilities	$(201,017)	$—	$—	$(201,017)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$86,226,219	$334	$—	$86,226,553
Private Investment Funds	—	—	17,222,475	17,222,475
Short-Term Investments	7,946,071	—	—	7,946,071
Total Investments in Securities	94,172,290	334	17,222,475	111,395,099
Financial Futures Contracts – Equity Risk	747,621	—	—	747,621
Total Other Financial Instruments	747,621	—	—	747,621
Total Assets	$94,919,911	$334	$17,222,475	$112,142,720

Liabilities
Financial Futures Contracts – Equity Risk	$(1,584,049)	$—	$—	$(1,584,049)
Total Other Financial Instruments	(1,584,049)	—	—	(1,584,049)
Total Liabilities	$(1,584,049)	$—	$—	$(1,584,049)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$236,947,669	$—	$—	$236,947,669
Total Investments in Securities	236,947,669	—	—	236,947,669
Total Assets	$236,947,669	$—	$—	$236,947,669

The funds recognize transfers into the valuation levels at the beginning of the reporting period and transfers out of the valuation levels as of the end of the reporting period. The funds had no significant transfers in or out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2010.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers into Level 3		Net Transfers out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/10 for the period ended 9/30/10
Common Stocks*	$-	$-	$(143,326)	$141,738	$1,588	**	$-	$-	$(143,326)
Private Investment Funds	371,698,210	(3,057,976)	35,677,430	55,424,647	-			$459,742,311	32,619,454
Total	$371,698,210	$(3,057,976)	$35,534,104	$55,566,385	$1,588		$-	$459,742,311	$32,476,128
*	There are Common Stocks categorized as Level 3 that have a market value of zero.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

International Equity Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchases (sales)	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/10 for the period ended 9/30/10
Common Stocks*	$-	$-	$(36,596)	$36,596	$-	$-	$-	$(36,596)
Private Investment Funds	31,099,444	3,226,302	(1,776,105)	(6,693,538)	-	-	$25,856,103	(1,450,197)
Total	$31,099,444	$3,226,302	$(1,812,701)	$(6,656,942)	$-	$-	$25,856,103	$(1,486,793)
*	There are Common Stocks categorized as Level 3 that have a market value of zero.

US Equity Fund

Investments in Securities	Balance as of December 31, 2009	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net purchase (sales)	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/10 for the period ended 9/30/10
Private Investment Funds	$23,064,059	$2,523,096	$(1,364,680)	$(7,000,000)	$-	$-	$17,222,475	$1,158,416

3. Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds employ derivative strategies, such as futures, options on futures, buying options, and swaps (including total return and credit default swaps). Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect a fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

During the nine-month period ended September 30, 2010, US Equity Fund accessed both long and short exposure to US markets via futures contracts on equity indices. During the same period, Multi-Asset Fund and International Equity Fund accessed both long and short exposure to world markets (ex-US for International Equity Fund) via futures contracts on equity indices and foreign currencies.  Additionally, Multi-Asset Fund used interest rate-related futures contracts to reduce the duration of its portfolio.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Swap Agreements

During the nine-month period ended September 30, 2010, Multi-Asset Fund used total return swap contracts to increase its exposure to emerging markets and reduce its exposure to global energy stocks.  During the same period, International Equity Fund used total return swap contracts to increase its exposure to markets outside the US, including, notably, emerging markets. Rather than incurring the costs associated with reallocating fund assets to or away from money managers or purchasing additional equity securities, the use of total return swap contracts allowed TAS to strategically position the funds’ exposures relative to their respective benchmarks, while maintaining cash liquidity buffers. In addition, Multi-Asset Fund purchased protection via credit default swap contracts to reduce the fund’s overall credit exposure.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty.  If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default swaps. As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

During the nine-month period ended September 30, 2010, Multi-Asset Fund used options contracts to increase its exposure to equity markets via the purchase of call options on the S&P 500. The fund also held a put option on the Euro with the objective of protecting the value of its Euro-denominated portfolio holdings against a decline in the purchasing power of the Euro relative to a basket of other currencies.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund purchases may be traded on a national securities exchange or in the over-the-counter (OTC) market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

Forward Currency Contracts

During the nine-month period ended September 30, 2010, Multi-Asset Fund and International Equity Fund entered into forward currency contracts to manage the foreign currency exchange risk to which they are subject in the normal course of pursuing their international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

Multi-Asset Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ Multi-Asset Fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

Multi-Asset Fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

Multi-Asset Fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.   Investment Transactions

For federal income tax purposes, the cost of securities owned at September 30, 2010, has been estimated since the final tax characteristic cannot be determined until fiscal year end.  The cost of securities, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned at September 30, 2010, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
Multi-Asset	$479,544,396	$(236,077,984)	$243,466,412	$3,485,400,250
International Equity	33,941,940	(30,559,998)	3,381,942	190,136,747
US Equity	24,398,862	(12,298,410)	12,100,452	99,294,647
Short-Term	18,819	(24)	18,795	236,928,874

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2010 were as follows:

Description	Face Value
Multi-Asset Fund

JP Morgan Chase & Co., 0.29%, dated 09/09/10, to be repurchased on 10/07/10 at $106,844,219	$106,820,125

For the nine-month period ended September 30, 2010, the average balance outstanding was $100,861,190 and the average interest rate was 0.25%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities.  These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date  11/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date  11/23/2010

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date  11/23/2010